UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06520

MANAGERS TRUST I

(Exact name of registrant as specified in charter)

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Address of principal executive offices) (Zip code)

Managers Investment Group LLC

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 299-3500

Date of fiscal year end: October 31st

Date of reporting period: JULY 31, 2010 (3rd Quarter End Portfolio Holdings)

Item 1.	SCHEDULE OF INVESTMENTS.

Managers AMG FQ Tax-Managed U.S. Equity Fund

July 31, 2010

Schedule of Portfolio Investments (unaudited)

Security Description	Shares		Value
Common Stocks - 100.1%
Consumer Discretionary - 13.1%
Destination Maternity Corp.*	1,400		$43,330
Dillard’s, Inc., Class A	46,600	[2]	1,078,324
DineEquity, Inc.*	9,600		350,016
DIRECTV, Class A*	20,700		769,212
Discovery Communications, Inc., Class C*	4,800		165,024
Domino’s Pizza, Inc.*	41,000		524,390
InterContinental Hotels Group PLC, ADR	18,600	[2]	323,640
Jarden Corp.	6,000		173,700
Knology, Inc.*	40,000		452,000
Liberty Global, Inc., Class A*	21,800		637,650
Liberty Media Corp., Interactive Group, Class A*	29,400		332,808
Mediacom Communications Corp.*	24,400		179,096
Rent-A-Center, Inc.*	13,600		299,064
Target Corp.	2,000		102,640
West Marine, Inc.*	1,000		10,380
Yum! Brands, Inc.	9,000		371,700
Total Consumer Discretionary			5,812,974
Consumer Staples - 7.6%
Alliance One International, Inc.*	15,800		59,566
CVS Caremark Corp.	4,400		135,036
Central Garden & Pet Co., Class A*	34,400		347,784
Coca-Cola Co., The	800		44,088
Colgate-Palmolive Co.	5,400		426,492
Del Monte Foods Co.	16,800		233,184
Dr Pepper Snapple Group, Inc.	3,200		120,160
Lancaster Colony Corp.	2,400		124,608
Prestige Brands Holdings, Inc.*	8,000		65,760
Procter & Gamble Co., The	25,200		1,541,232
Ralcorp Holdings, Inc.*	2,600		151,840
Reynolds American, Inc.	1,000		57,820
Wal-Mart Stores, Inc.	1,800		92,142
Total Consumer Staples			3,399,712
Energy - 8.1%
Apache Corp.	5,000		477,900
CVR Energy, Inc.*	25,000		202,500
Chevron Corp.	15,000		1,143,150
Exxon Mobil Corp.	5,600		334,208
Marathon Oil Corp.	400		13,380
Occidental Petroleum Corp.	3,600		280,548
Oil States International, Inc.*	14,600		670,724
Pioneer Natural Resources Co.	8,500		492,320
Total Energy			3,614,730

Managers AMG FQ Tax-Managed U.S. Equity Fund

July 31, 2010

Schedule of Portfolio Investments (unaudited)

Security Description	Shares		Value
Financials - 18.3%
American Financial Group, Inc.	6,400		$188,608
Annaly Capital Management, Inc.	42,600		741,240
Aon Corp.	7,300		274,991
Arch Capital Group, Ltd.*	4,400		344,344
Bank of the Ozarks, Inc.	11,000		411,950
Bank of New York Mellon Corp.	6,700		167,969
Berkshire Hathaway, Inc.*	1		117,000
Berkshire Hathaway, Inc., Class B*	487		38,044
Chubb Corp., The	1,600		84,208
Delphi Financial Group, Inc., Class A	4,600		119,370
Discover Financial Services	15,800		241,266
Everest Re Group, Ltd.	5,100		395,862
FBL Financial Group, Inc., Class A	6,800		154,292
FelCor Lodging Trust, Inc.*	22,400		132,832
Financial Institutions, Inc.	1,600		30,352
First American Financial Corp.	15,500		228,625
First Cash Financial Services, Inc.*	5,200		124,696
First Citizens BancShares, Inc., Class A	400		75,604
Goldman Sachs Group, Inc.	2,000		301,640
JPMorgan Chase & Co.	27,500		1,107,700
Loews Corp.	4,000		148,600
National Bankshares, Inc.	1,000		25,880
Nelnet, Inc.	9,200	[2]	185,472
NewAlliance Bancshares, Inc.	23,400		284,778
Northrim Bancorp, Inc.	1,400		24,640
Platinum Underwriter Holdings, Ltd.	3,600		140,688
Potlatch, Corp.	8,200		303,892
Reinsurance Group of America, Inc.	2,600		124,748
Resource Capital Corp.	29,400		179,340
Southside Bancshares, Inc.	779		14,770
StanCorp Financial Group, Inc.	2,600		97,994
Tompkins Financial Corp.	1,100		45,925
Travelers Companies, Inc., The	6,200		312,790
Trustco Bank Corp. NY	25,800		150,156
UMB Financial Corp.	10,800		406,296
UnumProvident Corp.	9,400		214,508
World Acceptance Corp.*	4,400		182,292
Total Financials			8,123,362
Health Care - 11.2%
Allergan, Inc.	1,000		61,060
American Medical Systems Holdings, Inc.*	6,800		152,048
Amgen, Inc.*	11,800		643,454
Atrion Corp.	400		57,764

Managers AMG FQ Tax-Managed U.S. Equity Fund

July 31, 2010

Schedule of Portfolio Investments (unaudited)

Security Description	Shares		Value
Health Care - 11.2% (continued)
Celgene Corp.*	7,000		$386,050
Chemed Corp.	6,200		328,104
Gentiva Health Services, Inc.*	5,200		107,276
Invacare Corp.	13,400		319,322
Johnson & Johnson	5,250		304,972
Kensey Nash Corp.*	9,200		216,200
Laboratory Corp. of America Holdings*	6,000		437,880
Medical Action Industries, Inc.*	4,600		63,020
Medicis Pharmaceutical Corp., Class A	6,400		162,240
Orthofix International NV*	3,200		96,896
PSS World Medical, Inc.*	16,400		308,648
Par Pharmaceutical Co., Inc.*	11,000		290,400
Pfizer, Inc.	7,200		108,000
Sun Healthcare Group, Inc.*	12,800		105,984
Symmetry Medical, Inc.*	52,600		511,798
UnitedHealth Group, Inc.	1,000		30,450
Universal Health Services, Inc., Class B	8,000		287,760
Total Health Care			4,979,326
Industrials - 8.5%
Alaska Airgroup, Inc.*	5,800		299,222
A.O. Smith Corp.	2,200		120,296
Avis Budget Group, Inc.*	11,800		145,612
Dollar Thrifty Automotive Group, Inc.*	8,200	[2]	408,934
Emerson Electric Co.	8,200		406,228
EnerSys*	5,000		121,100
Esterline Technologies Corp.*	1,600		82,128
FedEx Corp.	4,700		387,985
Gencorp, Inc.*	24,800		130,448
Hawaiian Holdings, Inc.*	44,400		266,400
KBR, Inc.	11,800		264,084
M&F Worldwide Corp.*	15,000		422,700
Powell Industries, Inc.*	3,400		111,724
Timken Co.	8,600		289,132
United Technologies Corp.	3,000		213,300
Watts Water Technologies, Inc.	4,000		128,800
Total Industrials			3,798,093
Information Technology - 18.8%
Apple, Inc.*	3,900		1,003,275
Avnet, Inc.*	7,400		186,110
Benchmark Electronics, Inc.*	17,200		287,240
CPI International, Inc.*	8,200		115,374
Cisco Systems, Inc.*	3,500		80,745
Convergys Corp.*	10,400		116,168

Managers AMG FQ Tax-Managed U.S. Equity Fund

July 31, 2010

Schedule of Portfolio Investments (unaudited)

Security Description	Shares		Value
Information Technology - 18.8% (continued)
CoreLogic, Inc.	15,500		$310,465
Dell, Inc.*	21,900		289,956
EMC Corp.*	2,800		55,412
Google, Inc.*	1,300		630,305
Harris Corp.	5,400		240,462
Hewlett-Packard Co.	20,200		930,008
Intel Corp.	29,000		597,400
International Business Machines Corp.	10,600		1,361,041
Microsoft Corp.	17,600		454,256
NVE Corp.*	3,000		128,910
Texas Instruments, Inc.	41,000		1,012,290
TIBCO Software, Inc.*	20,600		279,336
WebMD Health Corp.*	6,200		286,874
Total Information Technology			8,365,627
Materials - 6.3%
Boise, Inc.*	600		3,594
Crown Holdings, Inc.*	7,000		194,810
Freeport-McMoRan Copper & Gold, Inc., Class B	7,600		543,704
Graphic Packaging Holding Co.*	46,700		163,450
Huntsman Corp.	24,000		251,280
International Paper Co.	10,200		246,840
KapStone Paper and Packaging Corp.*	12,200		139,568
Sealed Air Corp.	18,000		389,340
Stepan Co.	3,000		198,030
Walter Industries, Inc.	2,800		199,640
W.R. Grace & Co.*	18,200		467,194
Total Materials			2,797,450
Telecommunication Services - 3.3%
AT&T, Inc.	10,800		280,152
Frontier Communications Co.	48		367
tw telecom, inc.*	52,000		983,840
U.S. Cellular Corp.*	4,600		216,338
Verizon Communications, Inc.	200		5,812
Total Telecommunication Services			1,486,509
Utilities - 4.9%
Centerpoint Energy, Inc.	2,800		39,844
Chesapeake Utilities Corp.	405		13,462
Constellation Energy Group, Inc.	13,200		417,120
El Paso Electric Co.*	24,200		520,300
Exelon Corp.	3,800		158,954
Southwest Gas Corp.	15,400	[2]	495,418
UGI Corp.	14,600		393,616
UniSource Energy Corp.	4,000		129,120
Total Utilities			2,167,834

Managers AMG FQ Tax-Managed U.S. Equity Fund

July 31, 2010

Schedule of Portfolio Investments (unaudited)

Security Description	Shares	Value
Total Common Stocks (cost $37,529,900)		$44,545,617
Short-Term Investments - 1.7%[1]
BNY Institutional Cash Reserves Fund, Series B*[3,4]	320,520	67,309
BNY Mellon Overnight Government Fund, 0.19%[3]	306,000	306,000
Dreyfus Cash Management Fund, Institutional Class Shares, 0.24%	385,046	385,046
Total Short-Term Investments (cost $1,011,566)		758,355
Total Investments - 101.8% (cost $38,541,466)		45,303,972
Other Assets, less Liabilities - (1.8)%		(816,290)
Net Assets - 100.0%		$44,487,682

Managers AMG FQ U.S. Equity Fund

July 31, 2010

Schedule of Portfolio Investments (unaudited)

Security Description	Shares		Value
Common Stocks - 99.4%
Consumer Discretionary - 13.8%
Advance Auto Parts, Inc.	4,200		$224,826
Autoliv, Inc.	5,400		310,176
Bed Bath & Beyond, Inc.*	7,800		295,464
Big 5 Sporting Goods Corp.	4,400		60,456
Brinker International, Inc.	4,400		69,168
Career Education Corp.*	12,400	[2]	302,932
Comcast Corp., Class A	30,200		587,994
Deckers Outdoor Corp.*	600		30,534
DeVry, Inc.	5,600		301,280
Dillard’s, Inc., Class A	7,200	[2]	166,608
DIRECTV, Class A*	13,200		490,512
DSW, Inc.*	2,800		74,508
Gap, Inc., The	14,600		264,406
Hasbro, Inc.	7,800		328,770
Home Depot, Inc., The	1,600		45,616
H&R Block, Inc.	20,800		326,144
Lincoln Educational Services Corp.*	1,600		33,744
News Corp., Inc., Class A	26,200		341,910
Nike, Inc.	5,400		397,656
Oxford Industries, Inc.	2,000		44,800
Polo Ralph Lauren Corp.	3,800		300,238
Pre-Paid Legal Services, Inc.*	600		29,436
Ross Stores, Inc.	3,600		189,576
Signet Jewelers, Ltd.*	7,800		232,206
Target Corp.	6,800		348,976
TJX Cos., Inc., The	8,000		332,160
Valassis Communications, Inc.*	10,000		345,700
Washington Post Co., The	600		252,294
Total Consumer Discretionary			6,728,090
Consumer Staples - 8.3%
Central Garden & Pet Co., Class A*	17,800		179,958
Coca-Cola Co., The	6,800		374,748
Colgate-Palmolive Co.	5,800		458,084
Del Monte Foods Co.	22,400		310,912
Dr Pepper Snapple Group, Inc.	8,800		330,440
Estee Lauder Co., Class A	1,600		99,600
Herbalife, Ltd.	4,600		228,344
Hershey Foods Corp.	400		18,800
Lorillard, Inc.	3,800		289,712
Nu Skin Enterprises, Inc., Class A	10,600		301,888
PepsiCo, Inc.	1,000		64,910
Philip Morris International, Inc.	2,600		132,704

Managers AMG FQ U.S. Equity Fund

July 31, 2010

Schedule of Portfolio Investments (unaudited)

Security Description	Shares		Value
Consumer Staples - 8.3% (continued)
Procter & Gamble Co., The	8,200		$501,512
Revlon, Inc., Class A*	4,000	[2]	50,160
Reynolds American, Inc.	4,200		242,844
Sanderson Farms, Inc.	800		37,400
J. M. Smucker Co. , The New	4,200		258,006
USANA Health Sciences, Inc.*	1,400		58,660
Wal-Mart Stores, Inc.	2,400		122,856
Total Consumer Staples			4,061,538
Energy - 9.3%
Apache Corp.	600		57,348
Cal Dive International, Inc.*	22,800		134,976
Chevron Corp.	12,800		975,488
Cimarex Energy Co.	3,400		234,158
ConocoPhillips Co.	12,600		695,772
Dresser-Rand Group, Inc.*	1,800		66,978
Exxon Mobil Corp.	22,000		1,312,960
Hess Corp.	5,400		289,386
Marathon Oil Corp.	6,200		207,390
Occidental Petroleum Corp.	7,000		545,510
Total Energy			4,519,966
Financials - 16.3%
Advance America, Cash Advance Centers, Inc.	15,600		61,464
Aflac, Inc.	8,000		393,520
American Express Co.	2,400		107,136
American Financial Group, Inc.	11,200		330,064
Arch Capital Group, Ltd.*	600		46,956
Assurant, Inc.	6,800		253,572
Bank of America Corp.	18,800		263,952
Bank of New York Mellon Corp.	5,600		140,392
Bank of the Ozarks, Inc.	1,200		44,940
Berkshire Hathaway, Inc., Class B*	7,000		546,840
Chubb Corp., The	6,400		336,832
FBL Financial Group, Inc., Class A	1,800		40,842
Franklin Resources, Inc.	3,800		382,204
Getty Realty Corp.	2,800		67,088
Hudson City Bancorp, Inc.	26,200		325,404
JPMorgan Chase & Co.	24,600		990,888
Legg Mason, Inc.	11,000		317,790
Loews Corp.	9,600		356,640
Metlife, Inc.	8,800		370,128
M&T Bank Corp.	3,400		296,956
PNC Financial Services Group, Inc., The	7,600		451,364
Prosperity Bancshares, Inc.	600		20,328

Managers AMG FQ U.S. Equity Fund

July 31, 2010

Schedule of Portfolio Investments (unaudited)

Security Description	Shares		Value
Financials - 16.3% (continued)
Rayonier, Inc.	5,600		$273,448
Reinsurance Group of America, Inc.	2,000		95,960
Republic Bancorp, Inc., Class A	2,400		59,472
State Street Corp.	2,000		77,840
Travelers Companies, Inc., The	5,800		292,610
T Rowe Price Group, Inc.	4,000		192,920
U.S. Bancorp	6,400		152,960
Vornado Realty Trust	4,400		364,232
Wells Fargo & Co.	9,600		266,208
Total Financials			7,920,950
Health Care - 10.6%
American Medical Systems Holdings, Inc.*	8,200		183,352
AmerisourceBergen Corp.	8,000	[2]	239,760
Bristol-Myers Squibb Co.	19,600		488,432
Bruker Corp.*	3,600		47,412
Cantel Medical Corp.	3,600		57,168
Cardinal Health, Inc.	10,400		335,608
Celgene Corp.*	6,800		375,020
Cyberonics, Inc.*	5,600		133,392
Emergency Medical Services Corp., Class A*	1,600		71,584
Express Scripts, Inc.,*	8,000		361,440
Hi-Tech Pharmacal Co., Inc.*	3,800		66,804
Humana, Inc.*	6,400		300,928
Johnson & Johnson	9,000		522,810
Medtronic, Inc.	3,400		125,698
Merck & Co., Inc.	4,000		137,840
Pfizer, Inc.	12,800		192,000
Providence Service Corp.*	4,600		66,240
Sirona Dental Systems, Inc.*	9,400		289,332
Steris Corp.	6,600		209,814
Symmetry Medical, Inc.*	14,400		140,112
UnitedHealth Group, Inc.	15,200		462,840
Universal American Financial Corp.*	2,000		33,480
Varian Medical Systems, Inc.*	6,000		331,200
Total Health Care			5,172,266
Industrials - 9.7%
Air Transport Services*	4,800		25,488
Alaska Airgroup, Inc.*	6,600		340,494
A.O. Smith Corp.	4,200		229,656
Applied Industrial Technologies, Inc.	10,800	[2]	302,400
Atlas Air Worldwide Holdings, Inc.*	4,400		257,312
CSX Corp.	7,400		390,128
FedEx Corp.	2,600		214,630

Managers AMG FQ U.S. Equity Fund

July 31, 2010

Schedule of Portfolio Investments (unaudited)

Security Description	Shares	Value
Industrials - 9.7% (continued)
Gencorp, Inc.*	22,400	$117,824
General Electric Co.	26,200	422,344
Graham Corp.	2,400	38,712
Grainger (W.W.), Inc.	3,000	336,030
Joy Global, Inc.	2,800	166,236
M&F Worldwide Corp.*	7,600	214,168
Oshkosh Truck Corp.*	2,600	89,388
Pall Corp.	8,600	328,864
Powell Industries, Inc.*	2,600	85,436
Regal-Beloit Corp.	5,200	316,316
3M Co.	3,200	273,728
Triumph Group, Inc.	2,200	166,980
United Technologies Corp.	5,600	398,160
Total Industrials		4,714,294
Information Technology - 20.1%
Acxiom Corp.*	7,000	107,380
Amdocs, Ltd.*	10,000	273,300
Analog Devices, Inc.	3,400	101,014
Apple, Inc.*	2,400	617,400
Automatic Data Processing, Inc.	3,200	132,064
Cisco Systems, Inc.*	10,200	235,314
CSG Systems International, Inc.*	8,400	158,424
Computer Sciences Corp.*	1,200	54,396
Dolby Laboratories, Inc., Class A*	4,800	304,656
Google, Inc.*	1,400	678,790
Harris Corp.	7,000	311,710
Hewlett-Packard Co.	13,800	635,352
Intel Corp.	38,600	795,160
InterDigital, Inc.*	13,400	365,686
International Business Machines Corp.	7,800	1,001,520
Intuit, Inc.*	4,800	190,800
Lexmark International, Inc., Class A*	8,600	316,050
Marvell Technology Group, Ltd.*	20,600	307,352
Micrel, Inc.	9,200	89,424
Microsoft Corp.	29,800	769,138
NetApp, Inc.*	8,400	355,320
Oracle Corp.	2,800	66,192
Plantronics, Inc.	9,800	293,706
Sandisk Corp.*	3,600	157,320
Seagate Technology*	14,400	180,720
Texas Instruments, Inc.	17,200	424,668
VeriFone Holdings, Inc.*	8,200	179,416
Visa, Inc., Class A	6,000	440,100

Managers AMG FQ U.S. Equity Fund

July 31, 2010

Schedule of Portfolio Investments (unaudited)

Security Description	Shares		Value
Information Technology - 20.1% (continued)
Vishay Intertechnology, Inc.*	19,000		$161,310
Vishay Precision Group*	1,357		17,166
Western Digital Corp.*	2,000		52,780
Total Information Technology			9,773,628
Materials - 4.7%
Cytec Industries, Inc.	1,200		59,904
Domtar Corp.*	4,000		234,000
Freeport McMoRan Copper & Gold, Inc., Class B	6,000		429,240
KapStone Paper and Packaging Corp.*	7,600		86,944
Lubrizol Corp.	4,200		392,658
Minerals Technologies, Inc.	1,200		62,604
Omnova Solutions, Inc.*	11,600		90,480
Schweitzer-Mauduit International, Inc.	4,200		222,306
Sigma-Aldrich Corp.	4,200		235,620
Stepan Co.	4,200		277,242
Walter Industries, Inc.	2,600		185,380
Total Materials			2,276,378
Telecommunication Services - 2.9%
AT&T, Inc.	25,100		651,094
Telephone & Data Systems, Inc.	10,400		354,952
Verizon Communications, Inc.	13,400		389,404
Total Telecommunication Services			1,395,450
Utilities - 3.7%
Constellation Energy Group, Inc.	9,400		297,040
DTE Energy Co.	5,000		230,800
Energen Corp.	7,400		328,856
Entergy Corp.	2,200		170,522
Exelon Corp.	3,400		142,222
FPL Group, Inc.	1,800		94,140
Oneok, Inc.	5,200	[2]	241,956
Public Service Enterprise Group, Inc.	6,800		223,720
UGI Corp.	3,600		97,056
Total Utilities			1,826,312
Total Common Stocks (cost $48,151,264)			48,388,872
Short-Term Investments - 1.6%[1]
BNY Institutional Cash Reserves Fund, Series B*[3,4]	201,100		42,231
BNY Mellon Overnight Government Fund, 0.19%[3]	315,000		315,000
Dreyfus Cash Management Fund, Institutional Class Shares, 0.24%	407,925		407,925
Total Short-Term Investments (cost $924,025)			765,156
Total Investments - 101.0% (cost $49,075,289)			$49,154,028
Other Assets, less Liabilities - (1.0)%			(468,979)
Net Assets - 100.0%			$48,685,049

Managers FQ Global Alternatives Fund

July 31, 2010

Statement of Net Assets (unaudited)

	Principal Amount	Value
Assets:
Investments in Securities - 98.8%
U.S. Government Obligations - 8.0%[6,7]
U.S. Treasury Bills, 0.110%, 08/05/10	$5,480,000	$5,479,956
U.S. Treasury Bills, 0.130%, 08/19/10	1,000,000	999,934
U.S. Treasury Bills, 0.130%, 10/07/10	2,000,000	1,999,534
U.S. Treasury Bills, 0.140%, 08/26/10	1,000,000	999,907
U.S. Treasury Bills, 0.140%, 09/09/10	2,000,000	1,999,690
U.S. Treasury Bills, 0.140%, 10/21/10	6,000,000	5,998,134
U.S. Treasury Bills, 0.140%, 10/28/10	11,225,000	11,221,071
U.S. Treasury Bills, 0.150%, 09/02/10	1,000,000	999,875
U.S. Treasury Bills, 0.150%, 09/23/10	1,500,000	1,499,664
U.S. Treasury Bills, 0.150%, 11/04/10	900,000	899,647
U.S. Treasury Bills, 0.170%, 12/09/10	1,000,000	999,402
U.S. Treasury Bills, 0.170%, 12/16/10	1,000,000	999,369
U.S. Treasury Bills, 0.170%, 12/23/10	2,000,000	1,998,634
U.S. Treasury Bills, 0.180%, 12/30/10	5,000,000	4,996,145

Total U.S. Government Obligations (cost $41,088,896)		41,090,962

	Shares
Exchange Traded Funds - 17.7%
S&P 500 SPDR Trust Series I (cost $80,457,602)	823,370	90,793,010
Short-Term Investments - 73.1%[1]
Dreyfus Cash Management Fund, Institutional Class Shares, 0.24% [15]	207,888,511	207,888,511
JPMorgan Liquid Assets Money Market Fund, Capital Shares, 0.23%	168,127,632	168,127,632

Total Short-Term Investments (cost $376,016,143)		376,016,143

Total Investments in Securities (cost $497,562,641)		507,900,115

Foreign currency (cost $1,473)		1,473
Unrealized gains on forward foreign currency contracts		46,414,808
Receivable for Fund shares sold		8,107,959
Receivable for variation margin on futures contracts		14,740,291
Receivable from affiliate		266,785
Interest and other receivables		62,673
Prepaid expenses		53,013

Total assets		577,547,117
Liabilities:
Payable for Fund shares repurchased		1,205,089
Unrealized losses on forward foreign currency contracts		40,608,591
Payable for variation margin on futures contracts		20,658,355
Accrued expenses:
Investment management and advisory fees		700,434
Administrative fees		103,005
Distribution fees Class A		87,714
Distribution fees Class C		34,021
Professional fees		65,852
Other		142,590

Total liabilities		63,605,651

Net Assets		$513,946,704

Managers FQ Global Alternatives Fund

July 31, 2010

Statement of Net Assets (unaudited)

Net Assets Represent:
Paid-in capital	$494,881,733
Undistributed net investment loss	(5,173,733)
Accumulated net realized gain from investments, futures and foreign currency transactions	14,908,580
Net unrealized appreciation of investments, futures and foreign currency translations	9,330,124

Net Assets	$513,946,704

Class A Shares - Net Assets	$436,650,959

Shares outstanding	41,185,999
Net asset value and redemption price per share	$10.60
Offering price per share based on a maximum sales charge of 5.75% (Net asset value per share/(100% - maximum sales charge))	$11.25
Class C Shares - Net Assets	$41,757,109

Shares outstanding	4,034,355
Net asset value and redemption price per share	$10.35
Service Shares - Net Assets	$15,819,857

Shares outstanding	1,488,216
Net asset value and redemption price per share	$10.63
Institutional Shares - Net Assets	$19,718,779

Shares outstanding	1,855,399
Net asset value and redemption price per share	$10.63

Managers FQ Global Essentials Fund

July 31, 2010

Statement of Net Assets (unaudited)

	Principal Amount	Value
Assets:
Investments in Securities - 104.6%
U.S. Government Obligations - 11.2%
U.S. Treasury Bills, 0.130%, 10/07/10 [6,7] (cost $8,997,404)	$9,000,000	$8,998,074

	Shares
Exchange Traded Funds - 34.8%
iShares Barclays TIPS Bond	155,985	16,592,124
Jefferies TR/J CRB Global Commodity Equity Index	38,532	1,496,968
Market Vectors, Gold Miners[2]	40,100	1,933,622
Market Vectors, Hard Assets Producers	48,112	1,498,689
SPDR DB International Government Inflation-Protected Bond	74,421	4,060,038
Vanguard REIT [2]	49,433	2,518,611

Total Exchange Traded Funds (cost $27,881,536)		28,100,052
Short-Term Investments - 58.6%[1]
BNY Institutional Cash Reserves Fund, Series B* [3,4]	103,686	21,774
BNY Mellon Overnight Government Fund, 0.19% [3]	3,889,000	3,889,000
Dreyfus Cash Management Fund, Institutional Class Shares, 0.24%	18,415,747	18,415,747
JPMorgan Liquid Assets Money Market Fund, Capital Shares, 0.23%	25,022,622	25,022,622

Total Short-Term Investments (cost $47,431,055)		47,349,143

Total Investments in Securities (cost $84,309,995)		84,447,269
Receivable for investments sold		292,688
Receivable for Fund shares sold		7,491
Receivable from affiliate		5,986
Interest and other receivables		47,844
Receivable for variation margin on futures contracts		457,914
Prepaid expenses		22,803

Total assets		85,281,995
Liabilities:
Payable for foreign currency		2
Payable for Fund shares repurchased		35,715
Payable for investments purchased		292,802
Payable upon return of securities loaned		3,992,687
Payable for variation margin on futures contracts		72,948
Accrued expenses:
Investment management and advisory fees		40,604
Administrative fees		16,918
Distribution fees Investor Class		128
Professional fees		42,122
Other		31,313

Total liabilities		4,525,239

Net Assets		$80,756,756

Managers FQ Global Essentials Fund

July 31, 2010

Statement of Net Assets (unaudited)

Net Assets Represent:
Paid-in capital	$143,433,858
Undistributed net investment income	19,335
Accumulated net realized loss from investments, futures and foreign currency transactions	(64,487,368)
Net unrealized appreciation of investments, futures and foreign currency translations	1,790,931

Net Assets	$80,756,756

Investor Shares - Net Assets	$638,323

Shares outstanding	53,543
Net asset value and redemption price per share	$11.92
Service Shares - Net Assets	$51,702

Shares outstanding	4,329
Net asset value and redemption price per share	$11.94
Institutional Shares - Net Assets	$80,066,731

Shares outstanding	6,701,604
Net asset value and redemption price per share	$11.95

Managers Frontier Small Cap Growth Fund (formerly Managers Small Cap Fund)

July 31, 2010

Schedule of Portfolio Investments (unaudited)

Security Description	Shares		Value
Common Stocks - 99.8%
Consumer Discretionary - 12.2%
Bebe Stores, Inc.	8,500		$50,575
Cheesecake Factory, Inc., The*	13,000		304,720
Chico’s FAS, Inc.	55,200		517,224
Corinthian Colleges, Inc.*	12,000	[2]	109,200
Dollar Tree, Inc.*	13,850		613,832
Harman International Industries, Inc.*	12,400		377,084
hhgregg, Inc.*	10,800		219,132
LKQ Corp.*	22,500		445,050
P.F. Chang’s China Bistro, Inc.	3,200		132,480
Regis Corp.	9,100		138,593
Tractor Supply Co.	3,600		250,236
WMS Industries, Inc.*	7,200		277,272
Total Consumer Discretionary			3,435,398
Consumer Staples - 1.9%
Nu Skin Enterprises, Inc., Class A	18,700		532,576
Energy - 7.1%
Carrizo Oil & Gas, Inc.*	12,600		247,086
Core Laboratories, N.V.	1,400	[2]	108,150
Denbury Resources, Inc.*	27,000		427,680
Northern Oil & Gas, Inc.*	13,600		199,648
Rex Energy Corp.*	13,600		144,160
St. Mary Land & Exploration Co.	11,100		459,762
World Fuel Services Corp.	15,300		398,565
Total Energy			1,985,051
Financials - 7.9%
Jefferies Group, Inc.	14,300		353,067
optionsXpress, Inc.*	9,500		148,200
Penson Worldwide, Inc.*	10,000		53,800
Raymond James Financial, Inc.	32,100		856,428
W.R. Berkley Corp.	12,900		348,429
Waddell & Reed Financial, Inc.	19,100		455,153
Total Financials			2,215,077
Health Care - 14.6%
American Medical Systems Holdings, Inc.*	9,500		212,420
athenahealth, Inc.*	5,300		147,181
Beckman Coulter, Inc.	10,700		490,381
Catalyst Health Solutions, Inc.*	9,500		328,510
CONMED Corp.*	12,800		246,144
Cumberland Pharmaceuticals, Inc.*	14,300		89,375
DexCom, Inc.*	15,500		172,980
Insulet Corp.*	9,100		134,589
Mednax, Inc.*	15,600		735,540
PAREXEL International Corp.*	2,600		53,378
PSS World Medical, Inc.*	10,900		205,138
United Therapeutics Corp.*	12,800		625,792
VCA Antech, Inc.*	16,700		348,028
West Pharmaceutical Services, Inc.	8,900		323,426
Total Health Care			4,112,882
Industrials - 26.8%
A.O. Smith Corp.	7,500		410,100
Administaff, Inc.	9,500	[2]	247,570
Advisory Board Co., The*	6,300		276,318
Aecom Technology Corp.*	11,600		280,024
Ameresco, Class A*	8,700		87,000
Belden, Inc.	10,500		250,845
Brady Corp.	12,800		355,968
CLARCOR, Inc.	8,100		303,912
Comfort Systems USA, Inc.	13,100		149,471
EnPro Industries, Inc.*	4,700		140,765
Hub Group, Inc.*	11,800		379,370
Kaydon Corp.	7,700		292,523
Ladish Co., Inc.*	3,900		114,699
Landstar System, Inc.	13,000		527,020
MasTec, Inc.*	38,800		412,056
Mine Safety Appliances Co.	7,000		175,350
Navistar International Corp.*	8,100		418,851
Pall Corp.	14,200		543,008
Quanta Services, Inc.*	17,800		382,344
WABCO Holdings, Inc.*	17,500		676,900
Waste Connections, Inc.*	9,400		358,798

Managers Frontier Small Cap Growth Fund (formerly Managers Small Cap Fund)

July 31, 2010

Schedule of Portfolio Investments (unaudited)

Security Description	Shares		Value
Industrials - 26.8% (continued)
Watsco, Inc.	9,900		$551,529
Wesco International, Inc.*	6,000		215,580
Total Industrials			7,550,001
Information Technology - 26.1%
Advanced Analogic Technologies, Inc.*	25,800		82,302
Ariba, Inc.*	33,600		536,592
Blackboard, Inc.*	3,600	[2]	136,692
Brightpoint, Inc.*	44,800		354,816
Cogent, Inc.*	13,900		124,961
Constant Contact, Inc.*	5,200		101,348
Equinix, Inc.*	5,900		551,709
Factset Research Systems, Inc.	2,700		202,500
iGATE Corp.	11,700		207,675
Insight Enterprises, Inc.*	13,900		202,523
Integrated Device Technology, Inc.*	67,400	[2]	391,594
Intevac, Inc.*	6,600		72,600
Jabil Circuit, Inc.	43,600		632,636
Littelfuse, Inc.*	3,500		124,635
Loop Net, Inc.*	16,000		183,040
Monolithic Power Systems, Inc.*	12,400		218,488
Ness Technologies, Inc.*	17,300		77,331
QLogic Corp.*	15,400		245,168
QuinStreet, Inc.*	9,600		115,680
Radisys Corp.*	5,900		58,233
RF Micro Devices, Inc.*	27,100		113,007
RightNow Technologies, Inc.*	15,300		242,046
Rogers Corp.*	4,800		148,560
SAVVIS, Inc.*	6,300		111,069
Semtech Corp.*	16,800		291,984
Skyworks Solutions, Inc.*	18,100		317,293
Sonic Solutions*	10,000	[2]	78,700
Tech Data Corp.*	12,000		474,720
Tessera Technologies, Inc.*	33,300		565,434
Verint Systems, Inc.*	10,000		227,000
Virtusa Corp.*	14,500		154,570
Total Information Technology			7,344,906
Materials - 1.9%
Albemarle Corp.	4,800		209,376
Cabot Corp.	5,500		162,250
RTI International Metals, Inc.*	5,500		156,090
Total Materials			527,716
Telecommunication Services - 1.3%
Cogent Communications Group, Inc.*	19,100		164,642
Premiere Global Services, Inc.*	32,100		200,946
Total Telecommunication Services			365,588
Total Common Stocks (cost $26,151,341)			28,069,195
Short-Term Investments - 3.7% [1]
BNY Institutional Cash Reserves Fund, Series B*[3,4]	118,432		24,871
BNY Mellon Overnight Government Fund, 0.19%[3]	294,000		294,000
Dreyfus Cash Management Fund, Institutional Class Shares 0.24%	733,286		733,286
Total Short-Term Investments (cost $1,145,718)			1,052,157
Total Investments - 103.5% (cost $27,297,059)			29,121,352
Other Assets, less Liabilities - (3.5)%			(995,822)
Net Assets - 100.0%			$28,125,530

Managers Micro-Cap Fund

July 31, 2010

Schedule of Portfolio Investments (unaudited)

Security Description	Shares		Value
Common Stocks - 95.8%
Consumer Discretionary - 16.5%
7 Days Group Holdings, Sponsored ADR*	24,500		$269,255
Amerigon, Inc.*	41,490		410,751
Benihana, Inc.*	105,464		660,205
BJ’s Restaurants, Inc.*	30,447		776,398
Books-A-Million, Inc.	21,400		138,672
Bridgepoint Education, Inc.*	18,740		347,627
Cache, Inc.*	50,073		258,377
California Pizza Kitchen, Inc.*	12,000		215,280
Casual Male Retail Group, Inc.*	281,738		974,813
Citi Trends, Inc.*	13,900		436,321
Core-Mark Holding Co., Inc.*	5,600		170,912
CPI Corp.	6,200		154,008
Delta Apparel, Inc.*	15,800	[2]	233,366
Drugstore.Com*	115,200		317,952
Finish Line, Inc., The, Class A	10,100		144,531
Fred’s, Inc.	6,600		71,544
Furniture Brands International, Inc.*	34,200	[2]	188,784
Grand Canyon Education, Inc.*	17,335		420,720
Hawk Corp., Class A*	5,345		156,234
hhgregg, Inc.*	39,930		810,180
Hibbett Sports, Inc.*	16,296		431,355
Hooker Furniture Corp.	13,088		154,700
IMAX Corp.*	25,277		391,035
Interclick, Inc.*	49,285		191,226
iRobot Corp.*	13,000		264,680
K12, Inc.*	18,200		474,110
Kenneth Cole Productions, Inc.*	16,807		225,718
Learning Tree International, Inc.*	12,900		149,640
Lincoln Educational Services Corp.*	7,300		153,957
Lumber Liquidators Holdings, Inc.*	27,270		676,841
Mac-Gray Corp.	20,400		220,932
Maidenform Brands, Inc.*	6,300		156,429
Marcus Corp., The	12,500		152,500
McCormick & Schmick’s Seafood Restaurants, Inc.*	28,279		223,687
Meritage Corp.*	18,915		332,526
Midas, Inc.*	16,896		148,685
Monro Muffler Brake, Inc.	18,400		755,136
Morton’s Restaurant Group, Inc.*	13,500		66,015
Movado Group, Inc.*	22,500		255,600
Overstock.com, Inc.*	20,600		407,262
Peet’s Coffee & Tea, Inc.*	9,000		365,670
R.G. Barry Corp.	53,100		629,235
RC2 Corp.*	4,425		73,234

Managers Micro-Cap Fund

July 31, 2010

Schedule of Portfolio Investments (unaudited)

Security Description	Shares		Value
Consumer Discretionary - 16.5% (continued)
Red Robin Gourmet Burgers, Inc.*	12,300		$262,482
Rue21, Inc.*	10,800		327,564
Shuffle Master, Inc.*	41,100		361,269
Shutterfly, Inc.*	43,060		1,079,945
Steinway Musical Instruments, Inc.*	53,725		1,046,563
Summer Infant, Inc.*	36,845		274,127
True Religion Apparel, Inc.*	59,850		1,471,114
Universal Electronics, Inc.*	76,063		1,335,666
US Auto Parts Network, Inc.*	39,355		263,678
Vitamin Shoppe, Inc.*	12,500		341,500
Zumiez, Inc.*	15,000		274,500
Total Consumer Discretionary			21,094,511
Consumer Staples - 1.7%
Andersons, Inc., The	4,200		144,354
Boston Beer Co., Inc.*	5,300		367,608
Elizabeth Arden, Inc.*	13,400		208,102
Heckmann Corp.*	35,135		159,162
Inter Parfums, Inc.	8,808		153,700
Nash Finch Co.	20,100		790,331
Nutraceutical International Corp.*	4,800		75,600
Pantry, Inc., The*	8,500		153,000
Susser Holdings Corp.*	13,000		156,130
Total Consumer Staples			2,207,987
Energy - 3.6%
Approach Resources, Inc.*	21,400		144,236
Bolt Technology Corp.*	8,700		82,302
Clean Energy Fuels Corp.*	15,000		283,200
Dawson Geophysical Co.*	9,800		228,438
GeoResources, Inc.*	36,500		541,295
Goodrich Petroleum Corp.*	5,700		70,908
Gulf Island Fabrication, Inc.	15,496		278,308
Gulfport Energy Corp.*	26,900		351,314
Kodiak Oil & Gas Corp.*	125,000		418,750
Natural Gas Services Group, Inc.*	19,300		319,415
North American Energy Partners, Inc.*	25,600		247,296
Northern Oil & Gas, Inc.*	42,975		630,873
OYO Geospace Corp.*	2,900		155,208
Panhandle Oil and Gas, Inc.	5,700		170,373
TGC Industries, Inc.*	41,520		141,168
Tesco Corp.*	18,900		258,930
Willbros Group, Inc.*	23,000	[2]	210,450
Total Energy			4,532,464
Financials - 10.9%
Alliance Financial Corp.	2,500		74,600

Managers Micro-Cap Fund

July 31, 2010

Schedule of Portfolio Investments (unaudited)

Security Description	Shares		Value
Financials - 10.9% (continued)
Altisource Portfolio Solutions S.A.*	17,800		$504,986
American Physicians Capital, Inc.	7,400		303,030
American Physicians Service Group	5,900		155,819
American Safety Insurance Holdings, Ltd.*	13,600		224,400
Amerisafe, Inc.*	27,600		495,696
Arrow Financial Corp.	6,300		158,886
Associated Estates Realty Corp.	11,000		152,240
Asta Funding, Inc.	55,100		498,655
Baldwin & Lyons, Inc.	3,200		71,488
Bank of Marin Bancorp	7,200		253,800
Boston Private Financial Holdings, Inc.	30,200		199,622
CoBiz Financial, Inc.	28,700		181,097
Cogdell Spencer, Inc.	10,800		80,244
Columbia Banking System, Inc.	15,100		276,028
Community Trust Bancorp, Inc.	10,900		299,532
Compass Diversified Holdings	62,800	[2]	946,396
Cypress Sharpridge Investments, Inc.	20,300	[2]	267,960
Danvers Bancorp, Inc.	19,400		318,160
Eagle Bancorp, Inc.*	6,700		77,452
Eastern Insurance Holdings, Inc.	13,636		156,541
Encore Capital Group, Inc.*	21,500		473,000
ESB Financial Corp.	5,600		79,128
ESSA Bancorp, Inc.	6,500		82,680
Financial Engines, Inc.*	33,500		490,775
First Cash Financial Services, Inc.*	13,300		318,934
First Mercury Financial Corp.	18,700		214,302
First of Long Island Corp., The	5,500		141,790
FPIC Insurance Group, Inc.*	5,600		165,480
Hallmark Financial Services, Inc.*	14,900		151,086
Independent Bank Corp. (MA)	8,700		207,147
LaSalle Hotel Properties	11,800		279,896
MarketAxess Holdings, Inc.	30,900		439,398
Meadowbrook Insurance Group, Inc.	42,800		392,048
Merchants Bancshares, Inc.	3,200		76,320
Mission West Properties, Inc.	11,700		82,602
National Bankshares, Inc.	8,300		214,804
National Interstate Corp.	32,600		727,306
Northrim Bancorp, Inc.	16,936		298,074
OceanFirst Financial Corp., Inc.	6,300		79,758
Ramco-Gershenson Properties Trust	6,600		75,900
S.Y. Bancorp, Inc.	12,600		314,118
SCBT Financial Corp.	6,366		205,176
SeaBright Insurance Holdings, Inc.	18,700		153,153
Simmons First National Corp., Class A	11,500		303,025

Managers Micro-Cap Fund

July 31, 2010

Schedule of Portfolio Investments (unaudited)

Security Description	Shares	Value
Financials - 10.9% (continued)
Southside Bancshares, Inc.	14,957	$283,588
SWS Group, Inc.	32,300	281,656
Texas Capital Bancshares, Inc.*	16,300	272,047
Urstadt Biddle Properties, Inc., Class A	8,900	158,687
ViewPoint Financial Group	7,820	75,854
Washington Banking Co.	27,200	391,952
Washington Trust Bancorp, Inc.	8,000	154,880
Western Alliance Bancorp*	76,400	555,428
Total Financials		13,836,624
Health Care - 10.8%
Alphatec Holdings, Inc.*	79,800	337,554
America Service Group, Inc.	24,300	428,652
American Dental Partners, Inc.*	18,100	207,426
Bio-Reference Laboratories, Inc.*	30,005	629,205
Cantel Medical Corp.	15,000	238,200
CryoLife, Inc.*	29,500	158,120
Cyberonics, Inc.*	26,200	624,084
DexCom, Inc.*	56,300	628,308
DynaVox, Inc., Class A*	9,400	$145,700
Endologix, Inc.*	100,100	457,457
Ensign Group, Inc.,The	9,300	167,400
eResearch Technology, Inc.*	26,300	213,030
Eurand N.V.*	43,100	342,645
Exactech, Inc.*	24,700	389,766
HeartWare International, Inc.*	8,500	547,655
HMS Holdings Corp.*	2,400	135,168
Insulet Corp.*	49,750	735,802
Kensey Nash Corp.*	49,600	1,165,600
Landauer, Inc.	6,000	376,620
LHC Group, Inc.*	23,000	528,770
MAKO Surgical Corp.*	14,700	161,259
Medical Action Industries, Inc.*	19,000	260,300
Meridian Bioscience, Inc.	24,000	461,040
Micrus Endovascular Corp.*	40,000	930,400
Neogen Corp.*	20,100	600,186
NxStage Medical, Inc.*	75,000	1,184,250
Obagi Medical Products, Inc.*	13,200	153,384
Odyssey HealthCare, Inc.*	3,000	80,280
Symmetry Medical, Inc.*	25,800	251,034
U.S. Physical Therapy, Inc.*	44,300	805,817
Young Innovations, Inc.	5,185	138,440
Zoll Medical Corp.*	12,100	320,166
Total Health Care		13,803,718

Managers Micro-Cap Fund

July 31, 2010

Schedule of Portfolio Investments (unaudited)

Security Description	Shares		Value
Industrials - 19.7%
AAON, Inc.	6,000		$149,160
Acacia Research Corp.*	20,400		273,156
Acco Brands Corp.*	77,100		456,432
Alamo Group, Inc.	6,800		159,324
Allied Defense Group, Inc., The*	32,600		109,210
American Ecology Corp.	20,900		309,111
Ameron International Corp.	4,700		288,768
Apogee Enterprises, Inc.	13,500		152,010
Astronics Corp.*	12,075		193,200
AZZ, Inc.	32,100		1,397,313
C&D Technologies, Inc.*	130,900		112,574
Cascade Corp.	5,600		213,752
CBIZ, Inc.*	43,651		287,660
Celadon Group, Inc.*	59,515		930,815
Chart Industries, Inc.*	51,745		921,578
China Valves Technology, Inc.*	41,000		436,240
Columbus McKinnon Corp.*	96,000		1,510,080
Comfort Systems USA, Inc.	13,000		148,330
Courier Corp.	14,700		234,171
Covenant Transportation Group, Inc.*	36,392		341,721
CRA International, Inc.*	24,100		463,202
Ducommun, Inc.	15,700		327,973
Dynamex, Inc.*	17,600		236,896
Dynamic Materials Corp.	4,300		63,124
Eagle Bulk Shipping, Inc.*	33,700		163,108
EnerNOC, Inc.*	1,371		45,709
Ennis, Inc.	22,700	[2]	384,084
EnPro Industries, Inc.*	8,100		242,595
Exponent, Inc.*	6,600		217,866
Furmanite Corp.*	49,100		212,112
GeoEye, Inc.*	11,900		410,788
Gibraltar Industries, Inc.*	13,000		140,270
GP Strategies Corp.*	19,833		149,739
Graham Corp.	15,000		241,950
Greenbrier Co., Inc.*	28,900		377,434
Harbin Electric, Inc.*	29,900		549,263
Hawaiian Holdings, Inc.*	12,900		77,400
Hurco Companies, Inc.*	27,700		467,022
Interface, Inc., Class A	64,800		805,464
Kforce, Inc.*	35,800		483,658
Kimball International, Inc., Class B	31,700		197,808
Knoll, Inc.	21,100		296,033
LaBarge, Inc.*	124,900		1,564,997
Ladish Co., Inc.*	9,795		288,071
LB Foster Co., Class A*	20,500		626,890

Managers Micro-Cap Fund

July 31, 2010

Schedule of Portfolio Investments (unaudited)

Security Description	Shares		Value
Industrials - 19.7% (continued)
Marten Transport, Ltd.*	16,700		$379,424
Metalico, Inc.*	17,300		72,487
Met-Pro Corp.	20,100		207,231
Michael Baker Corp.*	8,200		318,160
MYR Group, Inc.*	5,300		89,093
OceanFreight, Inc., Class A*	39,000		47,190
Old Dominion Freight Line, Inc.*	9,000		354,870
Orion Marine Group, Inc.*	73,810		916,720
PGT, Inc.*	126,700	[2]	329,420
Powell Industries, Inc.*	11,000		361,460
RBC Bearings, Inc.*	13,600		417,112
Saia, Inc.*	20,200		305,020
SFN Group, Inc.*	20,300		152,047
Standard Parking Corp.*	31,700		540,802
Sun Hydraulics Corp.	9,900		255,321
TBS International PLC, Class A*	38,400		252,672
Trex Co., Inc.*	19,300		418,810
TrueBlue, Inc.	31,100		400,257
Universal Truckload Services, Inc.*	9,100		138,229
UQM Technologies, Inc.*	40,165		145,397
USA Truck, Inc.*	12,205		200,040
Vitran Corp., Inc., Class A*	45,000		495,000
Westport Innovations, Inc.*	33,600		668,304
Total Industrials			25,123,127
Information Technology - 27.6%
Actuate Corp.*	46,200		219,912
Advanced Energy Industries, Inc.*	23,892		420,738
Alpha & Omega Semiconductor, Ltd.*	35,000		434,350
American Software, Inc., Class A	30,700		154,114
Anadigics, Inc.*	51,000		223,890
Anaren Microwave, Inc.*	14,100		223,062
Ancestry.com, Inc.*	19,400		382,956
Applied Micro Circuits Corp.*	23,975		286,741
Aspen Technology, Inc.*	48,400		529,012
Bel Fuse, Inc.	12,100		285,318
Cavium Networks, Inc.*	11,400		305,862
Computer Task Group, Inc.*	35,300		282,400
comScore, Inc.*	17,030		337,364
Comtech Telecommunications Corp.*	12,500		269,625
Constant Contact, Inc.*	28,800		561,312
DG FastChannel, Inc.*	15,370		586,058
Dice Holdings, Inc.*	49,455		405,531
Digi International, Inc.*	35,428		294,407
DivX, Inc.*	27,600		210,036
DSP Group, Inc.*	21,200		147,976

Managers Micro-Cap Fund

July 31, 2010

Schedule of Portfolio Investments (unaudited)

Security Description	Shares	Value
Information Technology - 27.6% (continued)
DTS, Inc.*	8,060	$287,903
EMS Technologies, Inc.*	38,400	638,976
Entegris, Inc.*	55,355	255,187
Entropic Communications, Inc.*	34,790	272,406
Extreme Networks, Inc.*	56,200	160,732
FARO Technologies, Inc.*	28,205	580,177
Forrester Research, Inc.*	4,700	151,716
FSI International, Inc.*	59,776	211,607
GSI Technology, Inc.*	13,300	90,440
Hackett Group, Inc., The*	25,200	79,128
hiSoft Technology International, Sponsored ADR*	26,200	314,400
Hollysys Automation Technologies, Ltd.*	16,900	164,944
iGATE Corp.	46,804	830,771
Interactive Intelligence, Inc.*	43,400	702,212
IPG Photonics Corp.*	57,580	927,614
IXYS Corp.*	15,700	138,631
JinkoSolar Holding Co., Ltd., Sponsored ADR*	30,200	441,826
Kenexa Corp.*	25,200	303,156
KIT Digital, Inc.*	28,800	281,952
KVH Industries, Inc.*	14,225	198,866
Limelight Networks, Inc.*	90,400	384,200
Lionbridge Technologies, Inc.*	142,700	702,084
LivePerson, Inc.*	105,880	745,395
Local.com Corp.*	26,280	164,513
LogMeIn, Inc.*	30,350	864,975
MaxLinear, Inc., Class A*	28,290	353,908
Maxwell Technologies, Inc.*	37,515	474,190
Methode Electronics, Inc.	21,600	230,688
Mindspeed Technologies, Inc.*	73,535	519,892
MIPS Technologies, Inc.*	29,000	158,050
ModusLink Global Solutions, Inc.*	24,800	162,688
MTS Systems Corp.	12,600	364,518
Multi-Fineline Electronix, Inc.*	3,000	76,020
Netezza Corp.*	51,100	792,050
NIC, Inc.	117,700	873,334
O2Micro International, Ltd.*	76,925	543,860
Omnivision Technologies, Inc.*	17,220	384,178
OpenTable, Inc.*	25,650	1,146,554
Oplink Communications, Inc.*	15,600	251,316
OSI Systems, Inc.*	5,400	150,066
PC Connection, Inc.*	22,500	155,475
Perficient, Inc.*	31,800	275,070
Power Integrations, Inc.	10,305	364,282
Radisys Corp.*	14,700	145,089

Managers Micro-Cap Fund

July 31, 2010

Schedule of Portfolio Investments (unaudited)

Security Description	Shares		Value
Information Technology - 27.6% (continued)
Renesola, Ltd., Sponsored ADR*	83,700		$634,446
Richardson Electronics, Ltd.	16,900		161,395
Rubicon Technology, Inc.*	26,095		789,374
S1 Corp.*	36,400		213,668
Sierra Wireless, Inc.*	31,266		288,273
Smart Modular Technology (WWH) , Inc.*	25,300		136,873
Sonic Solutions, Inc.*	112,600	[2]	886,162
Sourcefire, Inc.*	32,052		683,990
Spectrum Control, Inc.*	116,418		1,756,747
Stratasys, Inc.*	2,800		63,588
Super Micro Computer, Inc.*	5,300		76,532
Symmetricom, Inc.*	27,292		145,466
Synchronoss Technologies, Inc.*	32,100		625,629
Taleo Corp.*	14,300		351,780
Terremark Worldwide, Inc.*	32,425		291,176
TESSCO Technologies, Inc.	5,400		76,248
Travelzoo, Inc.*	15,320		238,379
Tyler Technologies, Inc.*	39,900		655,557
VanceInfo Technologies, Inc., Sponsored ADR*	29,200		741,388
Veeco Instruments, Inc.*	8,000		346,400
Virtusa Corp.*	55,245		588,912
Volterra Semiconductor Corp.*	28,148		633,893
Xyratex, Ltd.*	73,300		952,167
Total Information Technology			35,213,746
Materials - 4.0%
Brush Engineered Materials, Inc.*	3,100		73,935
Buckeye Technologies, Inc.*	25,300		287,155
Chemspec International, Ltd., Sponsored ADR*	24,800		198,400
Gulf Resources, Inc.*	31,000		268,460
Koppers Holdings, Inc.	31,100		772,524
Landec Corp.*	67,300		434,085
Myers Industries, Inc.	18,800		148,708
Omnova Solutions, Inc.*	123,200		960,960
Quaker Chemical Corp.	4,900		172,774
STR Holdings, Inc.*	24,400		546,560
Universal Stainless & Alloy Products, Inc.*	56,600		1,291,612
Total Materials			5,155,173
Telecommunication Services - 0.2%
Shenandoah Telecommunications Co.*	11,549		224,975
Utilities - 0.8%
Central Vermont Public Service Corp.	18,700		397,188
Chesapeake Utilities Corp.	7,000		232,680
Unitil, Corp.	18,500		404,225
Total Utilities			1,034,093
Total Common Stocks (cost $103,989,707)			122,226,418

Managers Micro-Cap Fund

July 31, 2010

Schedule of Portfolio Investments (unaudited)

Security Description	Shares	Value
Exchange Traded Funds - 0.6%
SPDR KBW Regional Banking ETF (cost $738,291)	33,900	$805,464
Short-Term Investments - 3.5%[1]
BNY Mellon Overnight Government Fund, 0.19%[3]	745,000	745,000
Dreyfus Cash Management Fund, Institutional Class Shares, 0.24%	3,702,371	3,702,371
Total Short-Term Investments (cost $4,447,371)		4,447,371
Total Investments - 99.9% (cost $109,175,369)		127,479,253
Other Assets, less Liabilities - 0.1%		62,881
Net Assets - 100.0%		$127,542,134

Managers Institutional Micro-Cap Fund

July 31, 2010

Schedule of Portfolio Investments (unaudited)

Security Description	Shares		Value
Common Stocks - 94.2%
Consumer Discretionary - 16.5%
7 Days Group Holdings, Sponsored ADR*	5,600		$61,544
Amerigon, Inc.*	7,460		73,854
Benihana, Inc.*	18,950		118,627
BJ’s Restaurants, Inc.*	5,485		139,868
Books-A-Million, Inc.	3,800		24,624
Bridgepoint Education, Inc.*	3,370		62,514
Cache, Inc.*	8,781		45,310
California Pizza Kitchen, Inc.*	2,250		40,365
Casual Male Retail Group, Inc.*	51,582		178,474
Citi Trends, Inc.*	2,500		78,475
Core-Mark Holding Co., Inc.*	883		26,949
CPI Corp.	1,050		26,082
Delta Apparel, Inc.*	3,100		45,787
Drugstore.Com*	19,800		54,648
Finish Line, Inc., The, Class A	1,700		24,327
Fred’s, Inc.	1,100		11,924
Furniture Brands International, Inc.*	6,500		35,880
Grand Canyon Education, Inc.*	3,115		75,601
Hawk Corp., Class A*	875		25,576
hhgregg, Inc.*	7,165		145,378
Hibbett Sports, Inc.*	2,929		77,531
Hooker Furniture Corp.	2,497		29,515
IMAX Corp.*	4,444		68,749
Interclick, Inc.*	8,865		34,396
iRobot Corp.*	3,000		61,080
K12, Inc.*	3,100		80,755
Kenneth Cole Productions, Inc.*	2,878		38,652
Learning Tree International, Inc.*	2,300		26,680
Lincoln Educational Services Corp.*	1,210		25,519
Lumber Liquidators Holdings, Inc.*	4,895		121,494
Mac-Gray Corp.	3,004		32,533
Maidenform Brands, Inc.*	1,075		26,692
Marcus Corp., The	2,150		26,230
McCormick & Schmick’s Seafood Restaurants, Inc.*	4,595		36,346
Meritage Corp.*	3,400		59,772
Midas, Inc.*	3,008		26,470
Monro Muffler Brake, Inc.	3,026		124,187
Morton’s Restaurant Group, Inc.*	2,550		12,470
Movado Group, Inc.*	2,200		24,992
Overstock.com, Inc.*	3,800		75,126
Peet’s Coffee & Tea, Inc.*	1,500		60,945
R.G. Barry Corp.	10,286		121,889
RC2 Corp.*	830		13,736
Red Robin Gourmet Burgers, Inc.*	2,200		46,948
Rue21, Inc.*	1,900		57,627
Shuffle Master, Inc.*	7,100		62,409
Shutterfly, Inc.*	7,585		190,232
Steinway Musical Instruments, Inc.*	9,674	[2]	188,450
Summer Infant, Inc.*	6,625		49,290
True Religion Apparel, Inc.*	10,215		251,085

Managers Institutional Micro-Cap Fund

July 31, 2010

Schedule of Portfolio Investments (unaudited)

Security Description	Shares	Value
Consumer Discretionary - 16.5% (continued)
Universal Electronics, Inc.*	13,408	$235,444
US Auto Parts Network, Inc.*	7,080	47,436
Vitamin Shoppe, Inc.*	2,300	62,836
Zumiez, Inc.*	2,700	49,410
Total Consumer Discretionary		3,742,733
Consumer Staples - 1.7%
Andersons, Inc., The	750	25,778
Boston Beer Co., Inc.*	900	62,424
Elizabeth Arden, Inc.*	2,612	40,564
Heckmann Corp.*	6,320	28,630
Inter Parfums, Inc.	1,511	26,367
Nash Finch Co.	3,800	149,416
Nutraceutical International Corp.*	808	12,726
Pantry, Inc., The*	1,475	26,550
Susser Holdings Corp.*	2,100	25,221
Total Consumer Staples		397,676
Energy - 3.5%
Approach Resources, Inc.*	3,400	22,916
Bolt Technology Corp.*	1,550	14,663
Clean Energy Fuels Corp.*	2,700	50,976
Dawson Geophysical Co.*	1,805	42,075
GeoResources, Inc.*	6,800	100,844
Gulf Island Fabrication, Inc.	3,095	55,586
Gulfport Energy Corp.*	5,000	65,300
Kodiak Oil & Gas Corp.*	21,900	73,365
Natural Gas Services Group, Inc.*	3,300	54,615
North American Energy Partners, Inc.*	4,250	41,055
Northern Oil & Gas, Inc.*	7,730	113,476
OYO Geospace Corp.*	475	25,422
Panhandle Oil and Gas, Inc.	850	25,406
TGC Industries, Inc.*	8,429	28,659
Tesco Corp.*	3,500	47,950
Willbros Group, Inc.*	4,400	40,260
Total Energy		802,568
Financials - 10.6%
Alliance Financial Corp.	425	12,682
Altisource Portfolio Solutions S.A.*	3,000	85,110
American Physicians Capital, Inc.	1,298	53,153
American Physicians Service Group	1,000	26,410
American Safety Insurance Holdings, Ltd.*	2,325	38,362
Amerisafe, Inc.*	4,200	75,432
Arrow Financial Corp.	1,025	25,850
Associated Estates Realty Corp.	1,918	26,545
Asta Funding, Inc.	9,200	83,260
Baldwin & Lyons, Inc.	609	13,605
Bank of Marin Bancorp	1,150	40,538
Boston Private Financial Holdings, Inc.	5,600	37,016
CoBiz Financial, Inc.	5,400	34,074
Cogdell Spencer, Inc.	1,800	13,374
Columbia Banking System, Inc.	2,700	49,356
Community Trust Bancorp, Inc.	1,961	53,888

Managers Institutional Micro-Cap Fund

July 31, 2010

Schedule of Portfolio Investments (unaudited)

Security Description	Shares		Value
Financials - 10.6% (continued)
Compass Diversified Holdings	11,900		$179,333
Cypress Sharpridge Investments, Inc.	4,100		54,120
Danvers Bancorp, Inc.	3,275		53,710
Eagle Bancorp, Inc.*	1,200		13,872
Eastern Insurance Holdings, Inc.	2,245		25,773
Encore Capital Group, Inc.*	3,700		81,400
ESB Financial Corp.	875		12,364
ESSA Bancorp, Inc.	1,100		13,992
Financial Engines, Inc.*	5,800		84,970
First Cash Financial Services, Inc.*	2,228		53,427
First Mercury Financial Corp.	3,500		40,110
First of Long Island Corp., The	925		23,846
FPIC Insurance Group, Inc.*	950		28,072
Hallmark Financial Services, Inc.*	2,425		24,590
Independent Bank Corp. (MA)	1,490		35,477
LaSalle Hotel Properties	2,500		59,300
MarketAxess Holdings, Inc.	5,800		82,476
Meadowbrook Insurance Group, Inc.	7,208		66,025
Merchants Bancshares, Inc.	550		13,118
Mission West Properties, Inc.	2,044		14,431
National Bankshares, Inc.	1,525		39,467
National Interstate Corp.	4,800	[2]	107,088
Northrim Bancorp, Inc.	3,200		56,320
OceanFirst Financial Corp., Inc.	1,125		14,242
Ramco-Gershenson Properties Trust	1,150		13,225
S.Y. Bancorp, Inc.	2,090		52,104
SCBT Financial Corp.	1,190		38,354
SeaBright Insurance Holdings, Inc.	3,500		28,665
Simmons First National Corp., Class A	1,850		48,748
Southside Bancshares, Inc.	2,465		46,733
SWS Group, Inc.	5,000		43,600
Texas Capital Bancshares, Inc.*	2,900		48,401
Urstadt Biddle Properties, Inc., Class A	1,600		28,528
ViewPoint Financial Group	1,260		12,222
Washington Banking Co.	5,100		73,491
Washington Trust Bancorp, Inc.	1,500		29,040
Western Alliance Bancorp*	13,600		98,872
Total Financials			2,408,161
Health Care - 10.6%
Alphatec Holdings, Inc.*	14,000		59,220
America Service Group, Inc.	4,250		74,970
American Dental Partners, Inc.*	3,000		34,380
Bio-Reference Laboratories, Inc.*	5,195		108,939
Cantel Medical Corp.	2,575		40,891
CryoLife, Inc.*	4,550		24,388
Cyberonics, Inc.*	4,900		116,718
DexCom, Inc.*	9,900		110,484
DynaVox, Inc., Class A*	2,500		38,750
Endologix, Inc.*	17,800		81,346
Ensign Group, Inc.,The	1,475		26,550
eResearch Technology, Inc.*	4,950		40,095

Managers Institutional Micro-Cap Fund

July 31, 2010

Schedule of Portfolio Investments (unaudited)

Security Description	Shares	Value
Health Care - 10.6% (continued)
Eurand N.V.*	7,600	$60,420
Exactech, Inc.*	4,600	72,588
HeartWare International, Inc.*	1,400	90,202
HMS Holdings Corp.*	600	33,792
Insulet Corp.*	8,820	130,448
Kensey Nash Corp.*	9,125	214,438
Landauer, Inc.	500	31,385
LHC Group, Inc.*	4,037	92,811
MAKO Surgical Corp.*	2,700	29,619
Medical Action Industries, Inc.*	3,011	41,251
Meridian Bioscience, Inc.	4,400	84,524
Micrus Endovascular Corp.*	6,900	160,494
Neogen Corp.*	3,400	101,524
NxStage Medical, Inc.*	13,000	205,270
Obagi Medical Products, Inc.*	2,025	23,530
Odyssey HealthCare, Inc.*	450	12,042
Symmetry Medical, Inc.*	4,900	47,677
U.S. Physical Therapy, Inc.*	7,826	142,355
Young Innovations, Inc.	987	26,353
Zoll Medical Corp.*	1,825	48,290
Total Health Care		2,405,744
Industrials - 19.0%
AAON, Inc.	1,025	25,482
Acacia Research Corp.*	3,700	49,543
Acco Brands Corp.*	14,600	86,432
Alamo Group, Inc.	1,209	28,327
Allied Defense Group, Inc., The*	6,000	20,100
American Ecology Corp.	3,371	49,857
Ameron International Corp.	800	49,152
Apogee Enterprises, Inc.	2,220	24,997
Astronics Corp.*	2,170	34,720
AZZ, Inc.	5,000	217,650
C&D Technologies, Inc.*	24,600	21,156
Cascade Corp.	1,025	39,124
CBIZ, Inc.*	7,744	51,033
Celadon Group, Inc.*	10,607	165,893
Chart Industries, Inc.*	8,785	156,461
China Valves Technology, Inc.*	7,300	77,672
Columbus McKinnon Corp.*	16,400	257,972
Comfort Systems USA, Inc.	2,300	26,243
Courier Corp.	2,422	38,582
Covenant Transportation Group, Inc.*	6,550	61,504
CRA International, Inc.*	3,850	73,997
Ducommun, Inc.	2,875	60,059
Dynamex, Inc.*	2,694	36,261
Dynamic Materials Corp.	850	12,478
Eagle Bulk Shipping, Inc.*	5,900	28,556
EnerNOC, Inc.*	300	10,002
Ennis, Inc.	4,150	70,218
EnPro Industries, Inc.*	1,300	38,935
Exponent, Inc.*	1,105	36,476

Managers Institutional Micro-Cap Fund

July 31, 2010

Schedule of Portfolio Investments (unaudited)

Security Description	Shares	Value
Industrials - 19.0% (continued)
Furmanite Corp.*	8,875	$38,340
GeoEye, Inc.*	2,300	79,396
Gibraltar Industries, Inc.*	2,350	25,356
GP Strategies Corp.*	3,291	24,847
Graham Corp.	2,700	43,551
Greenbrier Co., Inc.*	5,300	69,218
Harbin Electric, Inc.*	5,100	93,687
Hawaiian Holdings, Inc.*	2,100	12,600
Hurco Companies, Inc.*	3,621	61,050
Interface, Inc., Class A	12,100	150,403
Kforce, Inc.*	6,200	83,762
Kimball International, Inc., Class B	6,050	37,752
Knoll, Inc.	3,750	52,612
LaBarge, Inc.*	22,274	279,093
Ladish Co., Inc.*	1,760	51,762
LB Foster Co., Class A*	4,100	125,378
Marten Transport, Ltd.*	2,725	61,912
Metalico, Inc.*	3,200	13,408
Met-Pro Corp.	3,500	36,085
Michael Baker Corp.*	1,350	52,380
MYR Group, Inc.*	900	15,129
OceanFreight, Inc., Class A*	7,333	8,873
Old Dominion Freight Line, Inc.*	1,300	51,259
Orion Marine Group, Inc.*	13,545	168,229
PGT, Inc.*	23,700	61,620
Powell Industries, Inc.*	1,700	55,862
RBC Bearings, Inc.*	2,600	79,742
Saia, Inc.*	3,291	49,694
SFN Group, Inc.*	3,500	26,215
Standard Parking Corp.*	3,571	60,921
Sun Hydraulics Corp.	1,700	43,843
TBS International PLC, Class A*	6,500	42,770
Trex Co., Inc.*	3,200	69,440
TrueBlue, Inc.	5,300	68,211
Universal Truckload Services, Inc.*	1,650	25,064
UQM Technologies, Inc.*	7,225	26,154
USA Truck, Inc.*	2,195	35,976
Vitran Corp., Inc., Class A*	8,095	89,045
Westport Innovations, Inc.*	5,700	113,373
Total Industrials		4,332,894
Information Technology - 27.4%
Actuate Corp.*	7,888	37,547
Advanced Energy Industries, Inc.*	4,295	75,635
Alpha & Omega Semiconductor, Ltd.*	6,000	74,460
American Software, Inc., Class A	5,100	25,602
Anadigics, Inc.*	11,600	50,924
Anaren Microwave, Inc.*	2,425	38,364
Ancestry.com, Inc.*	4,500	88,830
Applied Micro Circuits Corp.*	4,310	51,548
Aspen Technology, Inc.*	7,500	81,975
Bel Fuse, Inc.	2,109	49,730
Cavium Networks, Inc.*	2,000	53,660

Managers Institutional Micro-Cap Fund

July 31, 2010

Schedule of Portfolio Investments (unaudited)

Security Description	Shares	Value
Information Technology - 27.4% (continued)
Computer Task Group, Inc.*	7,100	$56,800
comScore, Inc.*	3,060	60,619
Comtech Telecommunications Corp.*	2,300	49,611
Constant Contact, Inc.*	4,900	95,501
DG FastChannel, Inc.*	2,765	105,429
Dice Holdings, Inc.*	8,895	72,939
Digi International, Inc.*	6,305	52,395
DivX, Inc.*	6,700	50,987
DSP Group, Inc.*	3,850	26,873
DTS, Inc.*	1,465	52,330
EMS Technologies, Inc.*	6,700	111,488
Entegris, Inc.*	9,960	45,916
Entropic Communications, Inc.*	6,255	48,977
Extreme Networks, Inc.*	9,175	26,240
FARO Technologies, Inc.*	5,010	103,056
Forrester Research, Inc.*	843	27,212
FSI International, Inc.*	10,753	38,066
GSI Technology, Inc.*	2,050	13,940
Hackett Group, Inc., The*	4,550	14,287
hiSoft Technology International, Sponsored ADR*	4,500	54,000
Hollysys Automation Technologies, Ltd.*	2,900	28,304
iGATE Corp.	8,420	149,455
Interactive Intelligence, Inc.*	7,900	127,822
IPG Photonics Corp.*	10,445	168,269
IXYS Corp.*	2,987	26,375
JinkoSolar Holding Co., Ltd., Sponsored ADR*	5,000	73,150
Kenexa Corp.*	4,050	48,722
KIT Digital, Inc.*	5,100	49,929
KVH Industries, Inc.*	2,560	35,789
Limelight Networks, Inc.*	16,700	70,975
Lionbridge Technologies, Inc.*	24,500	120,540
LivePerson, Inc.*	18,995	133,725
Local.com Corp.*	4,725	29,578
LogMeIn, Inc.*	5,440	155,040
MaxLinear, Inc., Class A*	5,110	63,926
Maxwell Technologies, Inc.*	6,385	80,706
Methode Electronics, Inc.	3,593	38,373
Mindspeed Technologies, Inc.*	13,230	93,536
MIPS Technologies, Inc.*	4,850	26,432
ModusLink Global Solutions, Inc.*	4,025	26,404
MTS Systems Corp.	2,076	60,059
Multi-Fineline Electronix, Inc.*	500	12,670
Netezza Corp.*	8,300	128,650
NIC, Inc.	14,800	109,816
O2Micro International, Ltd.*	13,840	97,849
Omnivision Technologies, Inc.*	3,100	69,161
OpenTable, Inc.*	4,480	200,256
Oplink Communications, Inc.*	2,675	43,094
OSI Systems, Inc.*	950	26,400
PC Connection, Inc.*	4,246	29,340
Perficient, Inc.*	5,500	47,575
Power Integrations, Inc.	1,850	65,398

Managers Institutional Micro-Cap Fund

July 31, 2010

Schedule of Portfolio Investments (unaudited)

Security Description	Shares	Value
Information Technology - 27.4% (continued)
Radisys Corp.*	2,525	$24,922
Renesola, Ltd., Sponsored ADR*	14,700	111,426
Richardson Electronics, Ltd.	2,900	27,695
Rubicon Technology, Inc.*	4,800	145,200
S1 Corp.*	6,150	36,100
Sierra Wireless, Inc.*	5,370	49,511
Smart Modular Technology (WWH) , Inc.*	4,750	25,698
Sonic Solutions, Inc.*	21,100	166,057
Sourcefire, Inc.*	5,857	124,988
Spectrum Control, Inc.*	21,657	326,804
Stratasys, Inc.*	500	11,355
Super Micro Computer, Inc.*	961	13,877
Symmetricom, Inc.*	5,300	28,249
Synchronoss Technologies, Inc.*	5,500	107,195
Taleo Corp.*	2,600	63,960
Terremark Worldwide, Inc.*	5,830	52,353
TESSCO Technologies, Inc.	937	13,230
Travelzoo, Inc.*	2,755	42,868
Tyler Technologies, Inc.*	6,400	105,152
VanceInfo Technologies, Inc., Sponsored ADR*	4,900	124,411
Veeco Instruments, Inc.*	1,300	56,290
Virtusa Corp.*	9,755	103,988
Volterra Semiconductor Corp.*	5,069	114,154
Xyratex, Ltd.*	13,700	177,963
Total Information Technology		6,225,705
Materials - 4.0%
Brush Engineered Materials, Inc.*	625	14,906
Buckeye Technologies, Inc.*	4,589	52,085
Chemspec International, Ltd., Sponsored ADR*	4,500	36,000
Gulf Resources, Inc.*	5,300	45,898
Koppers Holdings, Inc.	4,800	119,232
Landec Corp.*	12,225	78,851
Myers Industries, Inc.	3,200	25,312
Omnova Solutions, Inc.*	21,925	171,015
Quaker Chemical Corp.	800	28,208
STR Holdings, Inc.*	4,600	103,040
Universal Stainless & Alloy Products, Inc.*	10,525	240,180
Total Materials		914,727
Telecommunication Services - 0.2%
Shenandoah Telecommunications Co.*	2,088	40,674
Utilities - 0.7%
Central Vermont Public Service Corp.	2,700	57,348
Chesapeake Utilities Corp.	1,150	38,226
Unitil, Corp.	2,500	54,625
Total Utilities		150,199
Total Common Stocks (cost $18,916,436)		21,421,081
Exchange Traded Funds - 0.7%
SPDR KBW Regional Banking ETF (cost $138,861)	6,300	149,688

Managers Institutional Micro-Cap Fund

July 31, 2010

Schedule of Portfolio Investments (unaudited)

Security Description	Shares	Value
Short-Term Investments - 3.8%[1]
BNY Mellon Overnight Government Fund, 0.19%[3]	22,000	$22,000
Dreyfus Cash Management Fund, Institutional Class Shares, 0.24%	836,701	836,701
Total Short-Term Investments (cost $858,701)		858,701
Total Investments - 98.7% (cost $19,077,297)		22,429,470
Other Assets, less Liabilities - 1.3%		303,387
Net Assets - 100.0%		$22,732,857

Managers Real Estate Securities Fund

July 31, 2010

Schedule of Portfolio Investments (unaudited)

Security Description	Shares	Value
REITs - 90.9%
Apartments - 15.8%
Apartment Investment & Management Co.	10,040	$215,559
Camden Property Trust	11,230	511,190
Equity Residential	30,980	1,420,433
Essex Property Trust, Inc.	5,230	549,725
UDR, Inc.	22,900	483,419
Total Apartments		3,180,326
Diversified - 10.2%
Digital Realty Trust, Inc.	8,020	507,024
Duke Realty Corp.	18,780	224,609
Vornado Realty Trust	15,920	1,317,858
Total Diversified		2,049,491
Health Care - 10.3%
Cogdell Spencer, Inc.	9,890	73,483
HCP, Inc.	14,440	512,186
Health Care REIT, Inc.	10,680	483,911
Nationwide Health Properties, Inc.	8,350	312,457
Senior Housing Properties Trust	9,950	224,372
Ventas, Inc.	9,030	458,002
Total Health Care		2,064,411
Hotels - 5.5%
Chesapeake Lodging Trust*	3,410	59,641
Host Hotels & Resorts, Inc.	38,230	548,218
LaSalle Hotel Properties	6,850	162,482
Pebblebrook Hotel Trust*	14,150	258,804
Sunstone Hotel Investors, Inc.*	7,780	80,290
Total Hotels		1,109,435
Mortgage - 0.4%
Starwood Property Trust, Inc.	5,120	90,931
Office Properties - 14.3%
Alexandria Real Estate Equities, Inc.	3,070	216,588
Boston Properties, Inc.	11,830	968,877
Brandywine Realty Trust	21,650	245,944
Colonial Properties Trust	8,030	129,444
Commonwealth REIT	8,322	215,956
Douglas Emmett, Inc.	4,450	70,354
Hudson Pacific Properties, Inc.*	9,130	150,280
Kilroy Realty Corp.	9,510	319,346
Parkway Properties, Inc.	6,820	113,962
SL Green Realty Corp.	7,360	443,366
Total Office Properties		2,874,117
Regional Malls - 13.2%
Macerich Co., The	17,100	708,795
Simon Property Group, Inc.	16,800	1,498,896
Taubman Centers, Inc.	11,000	450,890
Total Regional Malls		2,658,581
Shopping Centers - 9.7%
Acadia Realty Trust	8,050	149,247
Federal Realty Investment Trust	4,470	349,509
Kimco Realty Corp.	54,860	826,740
Tanger Factory Outlet Centers, Inc.	3,720	166,284
Weingarten Realty Investors	21,620	457,695
Total Shopping Centers		1,949,475
Storage - 6.3%
Public Storage, Inc.	11,850	1,162,722
U-Store-It Trust	12,330	99,503
Total Storage		1,262,225
Warehouse/Industrials - 5.2%
AMB Property Corp.	12,790	319,238
ProLogis	67,660	734,788
Total Warehouse/Industrials		1,054,026
Total REITs (cost $14,887,094)		18,293,018
REOCs - 4.4%
Hotels & Motels - 2.0%
Orient-Express Hotels, Ltd.*	6,000	54,660
Starwood Hotels & Resorts Worldwide, Inc.	7,280	352,716
Total Hotels & Motels		407,376
Wireless Equipment - 2.4%
American Tower Corp., Class A*	3,820	176,637
Crown Castle International Corp.*	7,500	296,325
Total Wireless Equipment		472,962
Total REOCs (cost $803,218)		880,338
Short-Term Investments - 3.5%[1]
Dreyfus Government Cash Management Fund, Institutional Class Shares, 0.19% (cost $702,291)	702,291	702,291
Total Investments - 98.8% (cost $16,392,603)		19,875,647
Other Assets, less Liabilities - 1.2%		241,350
Net Assets - 100.0%		$20,116,997

Managers PIMCO Bond Fund

July 31, 2010

Schedule of Portfolio Investments (unaudited)

Security Description	Principal Amount			Value
Corporate Bonds - 30.5%
Financials - 23.8%
Allstate Life Global Funding Trusts, 5.375%, 04/30/13		$1,600,000		$1,759,794
American Express Co., 7.000%, 03/19/18		1,000,000		1,182,429
American Express Travel Related Services Co., Inc., Series EMTN, 0.512%, 06/01/11, (09/01/10)[9]		900,000		891,380
American General Finance Corp., 4.125%, 11/29/13		3,900,000		4,255,644
American General Finance Corp., Series MTN, 0.716%, 08/17/11, (08/17/10)[9]		10,900,000		10,055,632
American General Finance Corp., Term Loan, 7.250%, 04/21/15		1,200,000		1,186,687
American International Group, Inc., 5.050%, 10/01/15		400,000		385,000
American International Group, Inc., 8.250%, 08/15/18		4,500,000		4,848,750
American International Group, Inc., Series MTN, Series G, 5.850%, 01/16/18		400,000		382,000
ANZ National International, Ltd., 6.200%, 07/19/13 (a)		1,800,000		2,005,103
Australia and New Zealand Banking Group, Ltd., 3.200%, 12/15/11 (a)		19,000,000	[2]	19,585,941
Banco Santander Chile, 1.771%, 04/20/12, (10/20/10) (a)[9]		2,200,000		2,199,641
Bank of America Corp., 2.100%, 04/30/12, (FDIC Guaranteed)[14]		5,500,000		5,639,535
Bank of America Corp., 4.500%, 04/01/15		10,000,000		10,343,450
Bank of America Corp., 6.000%, 10/15/36		900,000		881,869
Bank of America Corp., 6.500%, 08/01/16		2,800,000		3,121,227
Bank of China (Hong Kong), Ltd., 5.550%, 02/11/20 (a)		400,000	[2]	413,986
Bank of Montreal, 2.850%, 06/09/15 (a)		800,000		826,680
Barclays Bank PLC, 5.450%, 09/12/12		17,300,000		18,547,728
Bear Stearns Companies, Inc., The, 0.646%, 08/15/11, (08/16/10)[9]		200,000		200,379
Bear Stearns Companies, Inc., The, 6.950%, 08/10/12		5,800,000		6,402,887
C10 Capital SPV, Ltd., 6.722%, 12/31/49 (a)[8] ,10		1,500,000		998,194
CIT Group, Inc., 7.000%, 05/01/13		493,177		490,711
CIT Group, Inc., 7.000%, 05/01/14		989,765	[2]	967,495
CIT Group, Inc., 7.000%, 05/01/15		289,765		280,710
CIT Group, Inc., 7.000%, 05/01/16		482,942		462,417
CIT Group, Inc., 7.000%, 05/01/17		676,120		640,624
CIT Group, Inc., Term Loan, Series 1B-DD, 9.500%, 01/20/12		387,685		397,006
CIT Group, Inc., Term Loan, Series 2A, 9.500%, 01/20/12		272,204		281,350
Citibank NA, 1.875%, 06/04/12, (FDIC Guaranteed)[14]		400,000	[2]	408,534
Citigroup Capital XXI, 8.300%, 12/21/57[10]		1,200,000		1,242,000
Citigroup Funding, Inc., 2.250%, 12/10/12, (FDIC Guaranteed)[14]		1,500,000		1,550,116
Citigroup, Inc., 1.875%, 05/07/12, (FDIC Guaranteed)[14]		800,000		817,319
Citigroup, Inc., 2.125%, 04/30/12		800,000		820,501
Citigroup, Inc., 5.300%, 10/17/12		200,000	[2]	210,615
Citigroup, Inc., 5.500%, 08/27/12		500,000		528,088
Citigroup, Inc., 5.500%, 10/15/14		5,800,000		6,149,351
Citigroup, Inc., 5.625%, 08/27/12		1,300,000		1,363,436
Citigroup, Inc., 5.850%, 07/02/13		100,000		106,743
Citigroup, Inc., 6.000%, 08/15/17		4,200,000		4,454,222
Citigroup, Inc., 6.125%, 05/15/18		800,000		857,211
Citigroup, Inc., 6.125%, 08/25/36		4,200,000		3,955,652
Citigroup, Inc., 8.125%, 07/15/39		600,000		732,349
Citigroup, Inc., 8.500%, 05/22/19		100,000		121,718
Citigroup, Inc., Series EMTN, Class B, 3.625%, 11/30/17[10]	EUR	3,800,000		4,582,413
Commonwealth Bank of Australia, 0.948%, 07/12/13, (10/12/10) (a)[9]		7,500,000		7,470,270
Danske Bank A/S, 2.500%, 05/10/12, (a)		1,200,000		1,228,952
Deutsche Bank AG London, 6.000%, 09/01/17		5,000,000		5,681,300
Ford Motor Credit Company LLC, 3.277%, 01/13/12, (10/13/10)[9]		2,200,000		2,158,750
Ford Motor Credit Company LLC, 7.250%, 10/25/11		200,000		206,772
Ford Motor Credit Company LLC, 7.375%, 02/01/11		300,000		305,285
Ford Motor Credit Company LLC, 8.625%, 11/01/10		700,000	[2]	710,615
Ford Motor Credit Company LLC, 8.700%, 10/01/14		500,000		541,104
Fortis Bank Nederland Holding NV, 3.000%, 04/17/12	EUR	200,000		267,120
General Electric, 0.731%, 01/08/16, (10/08/10)[9]		700,000		652,448
General Electric Capital Corp., 2.000%, 09/28/12, (FDIC Guaranteed)[14]		3,100,000		3,179,692
General Electric Capital Corp., 3.000%, 12/09/11, (FDIC Guaranteed)[14]		200,000		206,178
General Electric Capital Corp., 5.500%, 09/15/67 (a)[10]	EUR	5,500,000		6,199,747
General Electric Capital Corp., 5.875%, 01/14/38		2,300,000		2,309,280
General Electric Capital Corp., Series MTN, 2.625%, 12/28/12, (FDIC Guaranteed)[14]		7,900,000		8,238,839
GMAC, Inc. 7.500%, 12/31/13		1,500,000		1,565,625
GMAC, Inc. 8.300%, 02/12/15 (a)		800,000		844,000
GMAC LLC, 6.000%, 12/15/11		400,000	[2]	403,788
GMAC LLC, 7.250%, 03/02/11 (a)		4,475,000		4,542,125
Goldman Sachs Group, Inc., 5.950%, 01/18/18		4,800,000		5,158,075
Goldman Sachs Group, Inc., 6.150%, 04/01/18		2,000,000		2,160,856
Goldman Sachs Group, Inc., 6.250%, 09/01/17		3,200,000		3,502,691
HSBC Holdings PLC, 6.500%, 05/02/36		800,000		871,743
HSBC Holdings PLC, 6.500%, 09/15/37		900,000		978,336
ING Bank NV, 1.333%, 03/30/12, (09/30/10) (a)[9]		10,800,000		10,849,464

Managers PIMCO Bond Fund

July 31, 2010

Schedule of Portfolio Investments (unaudited)

Security Description	Principal Amount			Value
Financials - 23.8% (continued)
International Lease Finance Corp., 1.058%, 08/15/11, (08/16/10)[9]		$3,900,000		$4,858,521
International Lease Finance Corp., 5.875%, 05/01/13		400,000		385,000
International Lease Finance Corp., 6.375%, 03/25/13		400,000		390,000
International Lease Finance Corp., Series MTN, 5.250%, 01/10/13		400,000		382,000
International Lease Finance Corp., Series MTN, 5.400%, 02/15/12		1,500,000		1,466,250
International Lease Finance Corp., Series MTN, 5.450%, 03/24/11		2,500,000		2,493,750
JPMorgan Chase & Co., 6.000%, 01/15/18		1,600,000		1,808,632
JPMorgan Chase Bank, NA, 0.866%, 06/13/16, (09/13/10)[9]		1,300,000	[2]	1,225,880
JPMorgan Chase Bank, NA, 6.000%, 10/01/17		4,500,000		5,065,052
JPMorgan Chase Capital, 6.550%, 09/29/36		400,000		385,361
Korea Development Bank, 4.375%, 08/10/15		3,500,000		3,677,258
LeasePlan Corp., NV, 3.125%, 02/10/12	EUR	1,300,000		1,741,931
Lehman Brothers Holdings, Inc., 10/22/08*[5,12]		3,900,000		838,500
Lehman Brothers Holdings, Inc., 12/23/08*[5,12]		200,000		43,000
Lehman Brothers Holdings, Inc., 04/03/09*[5,12]		4,700,000		1,010,500
Lehman Brothers Holdings, Inc., 11/16/09*[5,12]		1,200,000		258,000
Lehman Brothers Holdings, Inc., 05/25/10*[5,12]		1,000,000		215,000
Lehman Brothers Holdings, Inc., 07/18/11*[5,12]		1,700,000		365,500
Lehman Brothers Holdings, Inc., 01/24/13*[5,12]		2,000,000		442,500
Lehman Brothers Holdings, Inc., 05/02/18*[5,12]		600,000		133,500
Lloyds Banking Group Capital No. 1 PLC, 8.500%, 12/29/49 (a)[8,10]		400,000		340,000
Lloyds TSB Bank PLC, 6.350%, 10/29/49[8,10]	EUR	1,800,000		1,829,626
Merrill Lynch & Co., Inc., 0.698%, 07/25/11, (10/25/10)[9]		3,000,000		2,991,372
MetLife Global Funding, 0.927%, 07/13/11, (10/13/10) (a)[9]		7,000,000		6,992,531
Metlife, Inc., 6.400%, 12/15/36		800,000		746,000
Morgan Stanley, 3.250%, 12/01/11, (FDIC Guaranteed)[14]		1,300,000		1,346,648
Morgan Stanley, 5.950%, 12/28/17		1,800,000		1,897,571
Morgan Stanley, 6.250%, 08/28/17		1,000,000		1,067,959
Morgan Stanley, Series GMTN, 2.930%, 05/14/13, (08/16/10)[9]		1,400,000		1,416,079
MUFG Capital Finance, Ltd., 6.299%, 07/29/49[8] ,10	GBP	400,000		560,705
National Australia Bank, Ltd., 5.350%, 6/12/13		1,500,000		1,640,946
Nationwide Building Society, 6.250%, 02/25/20 (a)		1,800,000		1,929,384
Pacific LifeCorp, 6.000%, 02/10/20 (a)		400,000		424,160
Petroleum Export Ltd., 5.265%, 06/15/11 (a)		105,973		105,807
Principal Life Income Funding Trust, 5.300%, 04/24/13		1,500,000	[2]	1,626,148
Principal Life Income Funding Trust, 5.550%, 04/27/15		2,300,000		2,510,698
Resona Bank Ltd., 5.850%, 04/15/49 (a)[8] ,10		500,000		490,564
Royal Bank of Scotland Group PLC, 0.823%, 04/08/11, (08/13/10) (a)[9]		3,700,000		3,695,741
Royal Bank of Scotland Group PLC, 1.450%, 10/20/11 (a)		4,200,000		4,225,263
Royal Bank of Scotland Group PLC, 3.000%, 12/09/11 (a)		4,000,000		4,106,812
Royal Bank of Scotland Group PLC, 4.875%, 08/25/14 (a)		200,000		206,703
Royal Bank of Scotland Group PLC, 6.990%, 10/29/49 (a)[8]		2,600,000		1,781,000
Santander SA US Debt Unipersonal, 1.333%, 03/30/12, (09/30/10) (a)[9]		8,100,000		7,877,282
SLM Corp., 0.737%, 3/15/11, (09/15/10)[9]		4,500,000		4,374,225
SLM Corp., EMTN, Series 21, 3.125%, 09/17/12	EUR	1,100,000		1,314,516
State Bank of India, 4.500%, 07/27/15		1,100,000	[2]	1,115,734
State Street Capital, 1.537%, 06/15/37, (09/15/10)[9]		300,000		209,650
State Street Capital Trust III, 8.250%, 03/15/42[8] ,10		2,000,000		2,031,100
Swedbank AB, 3.625%, 12/02/11	EUR	200,000		268,168
Temasek Financial I, Ltd., 4.300%, 10/25/19 (a)		900,000		947,087
TNK- BP Finance SA, 6.125%, 03/20/12 (a)		400,000		414,520
TransCapitalInvest, Ltd., 8.700%, 08/07/18 (a)		600,000		729,012
UBS AG, 5.750%, 04/25/18		1,300,000		1,419,547
UBS AG, 5.875%, 12/20/17		1,400,000		1,536,850
UBS AG, Series MTN, 1.584%, 02/23/12, (08/23/10)[9]		1,700,000		1,709,450
USB Capital IX, 6.189%, 03/29/49[8] ,10		300,000		233,820
Wachovia Corp., 0.656%, 10/15/11, (10/15/10)[9]		3,500,000		3,496,370
Wachovia Corp., 5.750%, 02/01/18		4,400,000		4,935,308
Wachovia Corp., Series MTN, 0.656%, 08/01/13, (11/01/10)[9]		300,000		292,252
Wells Fargo & Co., Series K, 7.980%, 02/28/49[8] ,10		21,200,000		21,942,000
Total Financials				321,732,315
Industrials - 6.2%
Altria Group, Inc., 4.125%, 09/11/15		1,200,000		1,263,804
Amgen, Inc., 6.150%, 06/01/18		4,900,000		5,880,382

Managers PIMCO Bond Fund

July 31, 2010

Schedule of Portfolio Investments (unaudited)

Security Description	Principal Amount			Value
Industrials - 6.2% (continued)
AstraZeneca PLC, 5.900%, 09/15/17		$800,000		$942,997
AstraZeneca PLC, 6.450%, 09/15/37		700,000		868,889
AT&T, Inc., 4.950%, 01/15/13		1,700,000		1,856,732
AT&T, Inc., 5.500%, 02/01/18		1,700,000		1,920,922
AT&T, Inc., 6.300%, 01/15/38		1,200,000		1,340,268
Codelco, Inc., 6.150%, 10/24/36 (a)		300,000		342,066
Comcast Corp., 5.875%, 02/15/18		600,000		680,779
Comcast Corp., 6.450%, 03/15/37		600,000		666,334
Corp Nacional del Cobre de Chile, 7.500%, 01/15/19 (a)		1,500,000		1,883,320
Dexia Credit Local, 0.961%, 04/26/14, (10/29/10) (a)[9]		4,100,000		4,098,598
Gaz Capital SA, 6.212%, 11/22/16 (a)		400,000		417,800
Gazprom SA, 8.625%, 04/28/34		5,500,000		6,579,375
IBM Corp., 5.700%, 09/14/17		9,000,000		10,566,864
NGPL Pipeco LLC, 6.514%, 12/15/12 (a)		1,800,000		1,887,354
Noble Group, 4.875%, 08/15/15 (a)		1,000,000		998,420
Peabody Energy Corp., 7.875%, 11/01/26 (a)		700,000		739,375
Petroleos Mexicanos, 8.000%, 05/03/19		5,100,000		6,196,500
Philip Morris International, Inc., 5.650%, 05/16/18		1,000,000		1,129,328
Qwest Capital Funding, Inc., 7.250%, 02/15/11		1,813,000		1,858,325
Ras Laffan Liquefied Natural Gas Co., Ltd, 5.298%, 09/30/20 (a)		900,000		963,541
Rohm & Haas Holdings, 6.000%, 09/15/17		1,100,000		1,210,151
Shell International Finance, B.V., 5.500%, 03/25/40		600,000		660,743
Sonat, Inc., 7.625%, 07/15/11		1,300,000		1,357,804
Tennessee Gas Pipeline Co., 7.000%, 10/15/28		6,145,000		6,618,153
Time Warner, Inc., 5.875%, 11/15/16		1,200,000		1,375,970
Total Capital SA, 4.450%, 06/24/20		500,000		530,718
Transocean, Inc., Series B, 1.500%, 12/15/37		6,800,000	[2]	6,290,000
United Airlines, Inc., 10.400%, 11/01/16		487,262	[2]	531,116
UnitedHealth Group, Inc., 4.875%, 02/15/13		1,600,000		1,723,163
Vale Overseas, Ltd., 6.250%, 01/23/17		500,000		555,589
Vale Overseas, Ltd., 6.875%, 11/01/36		500,000		553,948
Verizon Wireless Capital LLC, 5.250%, 02/01/12		9,300,000		9,879,595
Total Industrials				84,368,923
Utilities - 0.5%
Enel Finance International SA, 6.800%, 09/15/37 (a)		5,800,000		6,499,677
Total Corporate Bonds (cost $402,102,956)				412,600,915
Foreign Government and Agency Obligations - 0.6%
Brazil Notas do Tesouro Nacional, Series F, 10.000%, 01/01/12	BRL	6,400		35,948
Brazil Notas do Tesouro Nacional, Series F, 10.000%, 01/01/17	BRL	150,000		788,990
Canada Government Bond, 2.000%, 12/01/14	CAD	4,000,000		3,858,567
Canada Government Bond, 4.500%, 06/01/15	CAD	400,000		428,497
Export-Import Bank of China, 4.875%, 07/21/15 (a)		300,000		328,557
Export-Import Bank of Korea, 5.125%, 06/29/20		700,000		739,951
Korea Housing Finance, 4.125%, 12/15/15 (a)		500,000		518,690
Societe Financement de l’Economie Francaise, 0.726%, 07/16/12, (10/18/10) (a)[9]		1,000,000		1,007,500
United Mexican States, 6.050%, 01/11/40		800,000		872,800
Total Foreign Government and Agency Obligations (cost $8,087,730)				8,579,500
U.S. Government and Agency Obligations - 50.0%
Federal Home Loan Mortgage Corporation - 7.8%
FHLMC, 0.491%, 07/15/19, (08/15/10)[9]		1,544,590		1,537,068
FHLMC, 0.491%, 08/15/19, (08/15/10)[9]		3,612,150		3,592,395
FHLMC, 0.641%, 05/15/36, (08/15/10)[9]		1,266,332		1,264,729
FHLMC, 0.841%, 09/15/30, (08/15/10)[9]		43,757		43,761
FHLMC, 1.000%, 08/28/12		6,000,000		6,038,100
FHLMC, 1.125%, 07/27/12		8,200,000		8,277,949
FHLMC, 3.017%, 07/01/30, (02/01/11)[9]		2,772		2,901
FHLMC, 3.417%, 11/01/34, (11/01/20)[9]		2,050,505		2,138,073
FHLMC, 4.125%, 12/21/12		100,000		107,789
FHLMC, 4.500%, TBA		3,000,000		3,127,968
FHLMC, 4.994%, 08/01/35, (08/01/15)[9]		222,299		234,473
FHLMC, 5.000%, 04/18/17		3,400,000		3,942,324
FHLMC, 5.500%, 08/01/37		1,901,413		2,049,910
FHLMC, 6.000%, 02/01/16 to 09/01/16		108,845		118,307
FHLMC, 6.500%, 01/01/26 to 08/15/31		7,171,560		7,775,287
FHLMC, 7.000%, 11/15/20		22,711		24,570
FHLMC, 7.500%, 08/15/30		304,941		342,759
FHLMC Gold Pool, 5.500%		30,000,000		32,212,500
FHLMC Gold Pool, 6.000%, 05/01/16 to 02/01/38		30,361,885		32,896,690
FHLMC Structured Pass Through Securities, 1.613%, 02/25/45, (09/01/10)[9]		167,204		168,958
Total Federal Home Loan Mortgage Corporation				105,896,511

Managers PIMCO Bond Fund

July 31, 2010

Schedule of Portfolio Investments (unaudited)

Security Description	Principal Amount		Value
Federal National Mortgage Association - 12.1%
FNMA, 0.389%, 12/25/36, (08/25/10)[9]	$551,862		$542,957
FNMA, 0.639%, 04/25/37, (08/25/10)[9]	1,155,349		1,152,622
FNMA, 0.779%, 09/25/35, (08/25/10)[9]	2,037,956		2,034,863
FNMA, 1.125%, 07/30/12	2,800,000	[2]	2,826,561
FNMA, 1.619%, 07/01/44, (08/01/10)[9]	240,099		238,467
FNMA, 2.684%, 06/01/35, (06/01/11)[9]	3,730,956		3,858,108
FNMA, 2.845%, 05/25/35, (08/25/10)[9]	230,319		243,736
FNMA, 3.500%, 07/01/11	145,491		148,090
FNMA, 3.928%, 05/01/36, (08/01/10)[9]	1,383,661		1,399,444
FNMA, 4.000%, TBA	15,000,000		15,260,160
FNMA, 4.126%, 05/01/36, (08/01/10)[9]	771,679		787,259
FNMA, 4.500%, TBA	50,000,000		52,221,900
FNMA, 4.645%, 09/01/35, (04/01/11)[9]	1,797,349		1,866,055
FNMA, 5.000%, 04/25/33	2,111,945		2,342,575
FNMA, 5.024%, 05/01/35, (05/01/15)[9]	234,518		250,383
FNMA, 5.500%, 12/01/16 to 03/01/38	9,626,928		10,406,627
FNMA, 5.500%, TBA	6,000,000		6,459,686
FNMA, 6.000%, 05/01/16 to 08/01/39	48,781,378		53,073,339
FNMA, 6.000%, TBA	6,000,000		6,553,438
FNMA, 6.500%, 11/01/35 to 04/01/37	710,614		781,990
FNMA, 7.200%, 05/25/23	638,687		729,618
FNMA Whole Loan, 6.500%, 12/25/42	299,253		332,695
Total Federal National Mortgage Association			163,510,573
Government National Mortgage Association - 0.8%
GNMA, 3.125%, 11/20/24 to 11/20/29, (01/01/11)[9]	320,827		329,589
GNMA, 3.375%, 03/20/24, (04/01/11)[9]	37,161		38,166
GNMA, 3.625%, 08/20/25, (10/01/10)[9]	24,439		25,192
GNMA, 4.375%, 04/20/21, (07/01/11)[9]	6,976		7,228
GNMA, 6.000%, TBA	2,000,000		2,188,438
GNMA, 6.500%, 06/20/28	798,939		842,671
GNMA, 6.750%, 10/16/40	7,038,900		8,089,248
Total Government National Mortgage Association			11,520,532
United States Treasury Securities - 29.3%
U.S. Treasury Bonds, 2.375%, 01/15/25	4,398,120		4,846,178
U.S. Treasury Bonds, 4.375%, 02/15/38 to 05/15/40	5,600,000		5,993,802
U.S. Treasury Bonds, 5.375%, 02/15/31	1,600,000		1,966,250
U.S. Treasury Bonds, 8.750%, 08/15/20	2,600,000		3,917,469
U.S. Treasury Notes, 0.625%, 06/30/12	12,900,000		12,924,200
U.S. Treasury Notes, 1.000%, 07/15/13	13,200,000		13,269,115
U.S. Treasury Notes, 1.125%, 06/15/13	22,600,000	[2]	22,815,536
U.S. Treasury Notes, 1.375%, 05/15/13	15,000,000		15,255,555
U.S. Treasury Notes, 1.750%, 07/31/15	6,800,000		6,850,973
U.S. Treasury Notes, 1.875%, 06/30/15	20,300,000	[2]	20,602,917
U.S. Treasury Notes, 2.000%, 01/15/26	2,308,320		2,422,833
U.S. Treasury Notes, 2.125%, 05/31/15	20,400,000		20,972,159
U.S. Treasury Notes, 2.250%, 01/31/15	100,000		103,633
U.S. Treasury Notes, 2.375%, 08/31/14 to 07/31/17	24,100,000		24,307,530
U.S. Treasury Notes, 2.500%, 04/30/15	20,900,000	[2]	21,871,536
U.S. Treasury Notes, 2.500%, 06/30/17[7]	48,900,000		49,580,003
U.S. Treasury Notes, 2.625%, 07/31/14 to 12/31/14	800,000		843,436
U.S. Treasury Notes, 2.750%, 10/31/13 to 02/15/19	45,700,000		46,536,005
U.S. Treasury Notes, 3.125%, 04/30/17 to 05/15/19	12,820,000		15,554,123
U.S. Treasury Notes, 3.375%, 11/15/19	9,100,000		9,488,170
U.S. Treasury Notes, 3.500%, 05/15/20	16,900,000	[2]	17,750,357
U.S. Treasury Notes, 3.625%, 08/15/19	41,600,000		44,349,510
U.S. Treasury Notes, 3.625%, 02/15/20[7]	25,200,000		26,753,353
U.S. Treasury Notes, 8.750%, 05/15/20	5,000,000		7,509,375
Total United States Treasury Securities			396,484,018
Total U.S. Government and Agency Obligations (cost $662,032,499)			677,411,634
Asset-Backed Securities- 2.2%
Ally Autos Receivable Trust, Series 2009-A, Class A2, 1.320%, 03/15/12 (a)	949,661		952,350
Amortizing Residential Collateral Trust, 0.909%, 07/25/32, (08/25/10)[9]	77,398		65,721
Bear Stearns Asset Backed Securities, Inc., 0.427%, 10/25/36, (08/25/10)[9]	280,924		259,130
Countrywide Asset-Backed Certificates, 0.379%, 05/25/37, (08/25/10)[9]	168,997		166,410
EMC Mortgage Loan Trust, Class A, 0.699%, 05/25/40, (08/25/10) (a)[9]	927,816		727,518
First Franklin Mortgage Loan Asset Backed Certificates, Series 2006-FF15, Class A3, 0.379%, 11/25/36, (08/25/10)[9]	418,133		411,536
First NLC Trust, 0.399%, 08/25/37, (08/25/10) (a)[9]	1,007,096		674,779
Fremont Home Loan Trust, 0.389%, 01/25/37, (08/25/10)[9]	287,345		250,911

Managers PIMCO Bond Fund

July 31, 2010

Schedule of Portfolio Investments (unaudited)

Security Description	Principal Amount	Value
Asset-Backed Securities- 2.2% (continued)
HSI Asset Securitization Corp. Trust, 0.379%, 12/25/36, (08/25/10)[9]	$168,742	$154,667
Lehman XS Trust, 0.409%, 11/25/46, (08/25/10)[9]	45,993	45,898
Long Beach Mortgage Loan Trust, 0.609%, 10/25/34, (08/25/10)[9]	55,661	46,553
Morgan Stanley ABS Capital I, 0.369%, 10/25/36, (08/25/10)[9]	75,328	74,551
Morgan Stanley ABS Capital I, 0.379%, 10/25/36, (08/25/10)[9]	967	956
Morgan Stanley IXIS Real Estate Capital Trust, Series 2006-2, Class 1, 0.379%, 11/25/36, (08/25/10)[9]	43,185	42,982
Park Place Securities, Inc., Series 2005-WCW1, Class A1B, 0.589%, 09/25/35, (08/25/10)[9]	1,587,551	1,412,262
Securitized Asset Backed Receivables LLC Trust, Series 2007-NC2, Class A2A, 0.369%, 01/25/37, (08/25/10)[9]	545,868	519,777
Securitized Asset Backed Receivables LLC Trust, 0.389%, 12/25/36, (08/25/10)[9]	506,145	173,857
Structured Asset Securities Corp., 0.379%, 10/25/36, (08/25/10)[9]	253,048	249,762
Structured Asset Securities Corp., 0.619%, 01/25/33, (08/25/10)[9]	60,277	55,660
U.S. Small Business Administration Participation Certificates, Series 2009-20E, Class 1, 4.430%, 05/01/29	5,086,167	5,452,323
U.S. Small Business Administration Participation Certificates, Series 2008-10E, Class 1, 5.110%, 09/01/18	3,547,446	3,859,490
U.S. Small Business Administration Participation Certificates, Series 2003-20I, Class 1, 5.130%, 09/01/23	104,057	112,209
U.S. Small Business Administration Participation Certificates, Series 2007-20K, Class 1, 5.510%, 11/01/27	4,286,093	4,754,094
U.S. Small Business Administration Participation Certificates, Series 2008-20I, 5.600%, 09/01/28	8,958,479	9,923,959
U.S. Small Business Administration Surety Bonds, 6.344%, 08/01/11	126,560	131,551
U.S. Small Business Administration Surety Bonds, 7.449%, 08/01/10	11,186	11,207
Total Asset-Backed Securities (cost $29,578,066)		30,530,113
Mortgage-Backed Securities - 5.2%
American Home Mortgage Investment Trust, 2.759%, 02/25/45, (09/01/10)[9]	651,304	591,308
Bank of America Funding Corp., 2.915%, 05/25/35[10]	1,000,277	988,922
Bear Stearns Adjustable Rate Mortgage Trust, 2.960%, 04/25/33[10]	382,180	372,577
Bear Stearns Adjustable Rate Mortgage Trust, 3.640%, 11/25/30[10]	22,439	22,218
Bear Stearns Adjustable Rate Mortgage Trust, 5.676%, 02/25/33[10]	76,323	76,261
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-5, Class A2, 2.560%, 08/25/35, (09/01/10)[9]	14,186,546	13,417,713
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-2, Class A1, 2.760%, 03/25/35, (09/01/10)[9]	11,253,570	10,173,122
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-2, Class A2, 2.934%, 03/25/35, (12/25/10)[9]	6,907,516	6,379,619
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-12, Class 13A1, 5.381%, 02/25/36[10]	362,460	309,571
Bear Stearns Alt-A Trust, 2.765%, 05/25/35[10]	1,499,285	1,166,156
Bear Stearns Alt-A Trust, Series 2005-7, Class 22A1, 3.805%, 09/25/35[10]	748,612	564,311
Bear Stearns Commercial Mortgage Securities, Series 2007-PW18, Class A4, 5.700%, 06/11/50	2,800,000	2,882,456
Bear Stearns Mortgage Funding Trust, 0.399%, 02/25/37, (08/25/10)[9]	276,443	275,003
Citigroup Mortgage Loan Trust, Inc., Series 2005-6, Class A1, 2.510%, 08/25/35, (10/25/10)[9]	7,718,502	6,817,290
Citigroup Mortgage Loan Trust, Inc., Series 2005-11, Class 2A1, 4.700%, 12/25/35, (09/01/10)[9]	413,305	378,747
Countrywide Alternative Loan Trust, 0.509%, 05/25/47, (08/25/10)[9]	1,460,443	764,909
Countrywide Home Loans, Inc., 5.250%, 02/20/36, (09/20/10)[9]	467,528	343,409
Greenpoint Mortgage Funding Trust, 0.409%, 10/25/46, (08/25/10)[9]	620,235	563,780
Greenpoint Mortgage Funding Trust, 0.409%, 01/25/47, (08/25/10)[9]	730,499	675,901
GS Mortgage Securities Corp., 0.438%, 03/06/20, (08/06/10) (a)[9]	2,208,339	2,135,542
GSR Mortgage Loan Trust, Series 2005-AR7, Class 6A1, 5.207%, 11/25/35[10]	1,712,894	1,609,228
IndyMac Index Mortgage Loan Trust, 0.419%, 11/25/46, (08/25/10)[9]	62,853	62,788
IndyMac Index Mortgage Loan Trust, Series 2005-AR31, Class 1A1, 2.729%, 01/25/36[10]	1,756,873	1,079,008
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP9, Class A3, 5.336%, 05/15/47	2,100,000	2,158,865
JPMorgan Mortgage Trust, Series 2005-A1, Class 6T1, 5.016%, 02/25/35[10]	944,346	952,043
Merrill Lynch Mortgage Investors, Inc., Series 2005-A10, Class A, 0.539%, 02/25/36, (08/25/10)[9]	892,197	678,792
MLCC Mortgage Investors, Inc., Series 2005-3, Class 4A, 0.579%, 11/25/35, (08/25/10)[9]	222,427	181,837
Morgan Stanley Capital I, Series 2007-IQ16, Class A4, 5.809%, 12/12/49	3,000,000	3,116,719
Prime Mortgage Trust, 0.729%, 02/25/19, (08/25/10)[9]	29,688	28,241
Prime Mortgage Trust, 0.729%, 02/25/34, (08/25/10)[9]	219,240	198,924
Structured Asset Mortgage Investments, Inc., 1.001%, 09/19/32, (08/19/10)[9]	395,469	337,519
Structured Asset Mortgage Investments, Inc., Series 2005-AR5, Class A2, 0.591%, 07/19/35, (08/19/10)[9]	968,007	812,221
Structured Asset Securities Corp., 2.239%, 01/25/32[10]	23,275	23,347
Structured Asset Securities Corp., 2.886%, 10/25/35 (a)[10]	853,296	673,941
Thornburg Mortgage Securities Trust, 0.439%, 12/25/36, (08/25/10)[9]	999,149	964,021
Wachovia Bank Commercial Mortgage Trust, 0.421%, 06/15/20, (08/15/10) (a)[9]	2,547,462	2,168,214
Wachovia Bank Commercial Mortgage Trust, Series 2006-WL7A, Class A1, 0.431%, 09/15/21, (08/15/10) (a)[9]	4,346,098	3,961,541
Washington Mutual Mortgage Pass-Through, 1.613%, 11/25/42, (09/01/10)[9]	171,812	148,311
Washington Mutual Mortgage Pass-Through, Series 2005-AR13, Class A1A1, 0.619%, 10/25/45, (08/25/10)[9]	344,119	269,142

Managers PIMCO Bond Fund

July 31, 2010

Schedule of Portfolio Investments (unaudited)

Security Description	Principal Amount		Value
Mortgage-Backed Securities - 5.2% (continued)
Washington Mutual MSC Mortgage Pass-Through, 2.449%, 02/25/31[10]	$3,610		$3,399
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR2, Class 2A1, 4.721%, 03/25/36[10]	1,907,475		1,696,329
Total Mortgage-Backed Securities (cost $75,897,842)			70,023,245
Municipal Bonds - 2.8%
Buckeye Tobacco Settlement Financing Authority, Tobacco Settlement Asset-Backed Bonds, Series 2007 A-2, 5.875%, 06/01/30	1,000,000		791,170
California Infrastructure & Economic Development Bank Revenue, UCSF Neurosciences Building 19A, Taxable Build America, Series 2010 B, 6.486%, 05/15/49	1,000,000		1,055,060
California State General Obligation, 5.650%, 04/01/39	1,200,000		1,276,500
California State General Obligation, 7.500%, 04/01/34	1,300,000		1,447,342
California State General Obligation, 7.550%, 04/01/39	1,300,000		1,465,165
California State General Obligation, 7.950%, 03/01/36	1,100,000		1,178,276
California State University Systemwide Revenue, Series 2009 A, 5.250%, 11/01/38	500,000		529,415
California State University Systemwide Revenue, Taxable Build America, Series 2010 B, 6.434%, 11/01/30	700,000		736,897
Calleguas-Las Virgenes, CA Public Financing Authority Water Revenue, Calleguas Municipal Water District, Taxable Build America, Series 2010 B, 5.944%, 07/01/40	1,000,000		1,040,910
Chicago, IL Transit Authority, Sales & Transfer Tax Receipts Revenue, Taxable Build America, Series 2010 B, 6.200%, 12/01/40	1,000,000		976,630
Chicago, IL Transit Authority, Sales & Transfer Tax Receipts Revenue, Pension Funding, Series 2008 A, 6.300%, 12/01/21	100,000		108,672
Chicago, IL Transit Authority, Sales & Transfer Tax Receipts Revenue, Retiree Health Care, Series 2008 B, 6.300%, 12/01/21	200,000		217,344
Chicago, IL Transit Authority, Sales & Transfer Tax Receipts Revenue, Pension Funding, Series 2008 A, 6.899%, 12/01/40	1,600,000		1,693,744
Chicago, IL Transit Authority, Sales & Transfer Tax Receipts Revenue, Retiree Health Care, Series 2008 B, 6.899%, 12/01/40	1,700,000		1,799,603
Clark County, NV Airport System Revenue, Taxable Build America, Series 2010 C, 6.820%, 07/01/45	800,000		853,552
Illinois Municipal Electric Agency Power Supply System Revenue, Taxable Build America, Series 2009 C, 6.832%, 02/01/35	800,000		853,936
Illinois State General Obligation, 4.071%, 01/01/14	1,200,000		1,208,748
Illinois State General Obligation, Taxable Build America, Series 2010-3, 6.725%, 04/01/35	400,000		388,588
Los Angeles, CA Unified School District General Obligation, Series A-1, 4.500%, 07/01/22 (AGM Insured)[14]	3,600,000		3,716,388
Los Angeles, CA Unified School District General Obligation, Taxable Build America, Series 2010 RY, 6.758%, 07/01/34	4,000,000		4,280,960
New York City Municipal Finance Authority, Water and Sewer System General Resolution, Taxable Build America, Fiscal 2010 Series GG, 5.724%, 06/15/42	5,000,000		5,151,800
North Carolina Turnpike Authority State Annual Appropriation Revenue, Triangle Expressway System, Taxable Build America, Series 2009 B, 6.700%, 01/01/39	900,000		960,642
Public Power Generation Agency Revenue, Whelan Energy Center Unit 2, Taxable Build America, Series 2009 A, 7.242%, 01/01/41	1,200,000		1,245,420
San Francisco, CA Bay Area Toll Authority Subordinate Toll Bridge Revenue, Series 2010 S-1, 7.043%, 04/01/50	900,000		907,344
Texas State Transportation Commission Mobility Fund, Series 2005 A, 4.750%, 04/01/35	700,000		707,238
Truckee Meadows Water Authority, NV Water Revenue, Series 2005 A, 5.000%, 07/01/36	200,000		200,682
University of California General Revenue, Taxable Build America, Series 2009 R, 6.270%, 05/15/31	2,500,000		2,562,400
Total Municipal Bonds (cost $35,551,373)			37,354,426

	Shares
Municipal Bond Funds - 0.5%
Dreyfus Municipal Income, Inc.	37,500		346,875
DWS Municipal Income Trust	55,000	[2]	694,650
Invesco Van Kampen Advantage Municipal Income Trust II	61,796		776,776
Invesco Van Kampen Trust for Investment Grade Municipals	55,000	[2]	822,250
MFS Municipal Income Trust	53,800	[2]	382,518
Nuveen Performance Plus Municipal Fund	55,000		822,250
Nuveen Premium Income Municipal Fund II	55,000		789,800
Nuveen Premium Income Municipal Fund IV	55,000		729,850
Nuveen Quality Income Municipal Fund	55,000		821,700
Putnam Municipal Opportunities Trust	33,648		395,027
Total Municipal Bond Funds (cost $6,544,612)			6,581,696

Managers PIMCO Bond Fund

July 31, 2010

Schedule of Portfolio Investments (unaudited)

Security Description	Shares	Value
Preferred Stocks - 0.3%
DG Funding Trust, 0.954%, (09/30/10) (a)[5,9] (cost $6,037,773)	573	$4,447,953
Short-Term Investments - 24.6%
Other Investment Companies - 4.6%[1]
BNY Institutional Cash Reserves Fund, Series B*3,4	643,217	135,076
BNY Mellon Overnight Government Fund, 0.19%[3]	52,635,000	52,635,000
Dreyfus Cash Management Fund, Institutional Class Shares, 0.24%[13]	10,197,172	10,197,172
Total Other Investment Companies		62,967,248

	Principal Amount
Repurchase Agreements - 5.3%
TD Securities LLC, dated 07/30/10, due 08/02/10, 0.22%, total to be received $72,301,325 (secured by $74,323,062 U.S. Treasury Bonds, 8.125%, 05/15/21)	$72,300,000	72,300,000
Total Repurchase Agreements
U.S. Government and Agency Discount Notes - 14.7%
FHLB Discount Note, 0.093%, 08/11/10[6]	9,200,000	9,199,724
FHLMC Discount Notes, 0.176%, 08/11/10[6]	38,067,000	38,065,211
FHLMC Discount Notes, 0.183%, 08/18/10 to 10/13/10[6]	89,400,000	89,380,575
FNMA Discount Notes, 0.137%, 08/02/10[6]	8,600,000	8,600,000
FNMA Discount Notes, 0.141%, 08/11/10[6]	25,800,000	25,799,226
FNMA Discount Notes, 0.181%, 08/19/10[6]	25,800,000	25,798,529
U.S. Treasury Bills, 0.140%, 08/26/10[6,7]	1,916,000	1,915,833
Total U.S. Government and Agency Discount Notes		198,759,098
Total Short-Term Investments (cost $334,514,378)		334,026,346
Total Investments - 116.7% (cost $1,560,347,229)		1,581,555,828
Other Assets, less Liabilities - (16.7)%		(226,778,017)
Net Assets - 100.0%		$1,354,777,811

Managers California Intermediate Tax-Free Fund

July 31, 2010

Schedule of Portfolio Investments (unaudited)

Security Description	Principal Amount	Value
Municipal Bonds - 96.5%
Albany, CA Unified School District General Obligation, Election 2004, Series B, 5.500%, 08/01/12 (National Insured)	$25,000	$27,048
Alvord, CA Unified School District General Obligation, Series A, 5.900%, 02/01/24 (National Insured)	45,000	49,639
Anaheim, CA Union High School District General Obligation, 5.375%, 08/01/20 (AGM Insured)	35,000	38,517
Bakersfield, CA City School District, Series A, 5.250%, 11/01/21 (AGM Insured)	110,000	122,302
Bakersfield, CA Wastewater System Revenue Series A, 5.000%, 09/15/19 (AGM Insured)	150,000	167,760
Barstow, CA Unified School District General Obligation, Election 2001, Series B, 5.000%, 08/01/24 (National Insured)	375,000	386,614
Bay Area, CA Toll Authority, Series F, 5.000%, 04/01/13	50,000	55,554
Bay Area, CA Toll Authority, Series F, 5.000%, 04/01/17	20,000	23,289
Bay Area, CA Toll Authority, Series F, 5.000%, 04/01/22	35,000	38,502
Bonita, CA Unified School District, Election 2004, Series B, 5.000%, 08/01/16 (FGIC Insured)	50,000	57,426
Butte-Glenn Counties, CA Community College District General Obligation, Election 2002, Series B, 5.000%, 08/01/23 (National Insured)	325,000	345,924
Byron, CA Unified School District, Series A, 5.000%, 08/01/14 (FGIC Insured)	35,000	39,023
California Educational Facilities Authority, Series A, 5.000%, 10/01/32	40,000	42,230
California State Department of Water Resources, Series A, 5.250%, 05/01/11 (AGM Insured)	45,000	46,618
California State Department of Water Resources, Series A, 5.500%, 05/01/14 (AMBAC Insured)	210,000	228,913
California State Department of Water Resources Power Supply Revenue, Series A, 5.000%, 05/01/13 (AGM Insured)	45,000	48,813
California State Department of Water Resources Power Supply Revenue, Series A, 5.375%, 05/01/21	40,000	43,958
California State Department of Water Resources Power Supply Revenue, Series A, 5.500%, 05/01/16 (AMBAC Insured)	50,000	55,057
California State Department of Water Resources Power Supply Revenue, Series A, 5.750%, 05/01/17 (National Insured)	35,000	38,692
California State Public Works Board, Series A, 3.700%, 12/01/12 (AMBAC Insured)	35,000	36,531
California State Public Works Board, Series A, 5.000%, 12/01/11	50,000	52,132
California State Public Works Board, Series C, 5.000%, 06/01/12	10,000	10,598
California State Public Works Board, Series A, 5.150%, 12/01/11 (AMBAC Insured)	50,000	50,153
California State Public Works Board, Series A, 5.250%, 06/01/11 (AMBAC Insured)	5,000	5,182
California State Public Works Board, Series B, 5.250%, 03/01/19 (AMBAC Insured)	200,000	205,684
California State Public Works Board, Series A, 6.000%, 04/01/24	500,000	540,225
Carlsbad, CA Unified School District General Obligation, Election 2006, Series A, 5.000%, 08/01/21 (National Insured)	20,000	22,134
Carlsbad, CA Unified School District General Obligation, Series B, 5.250%, 05/01/25	70,000	77,157
Central Marin, CA Sanitation Agency Revenue, 5.000%, 09/01/21 (National Insured)	100,000	109,690
Cerritos, CA Community College General Obligation, Election 2004, Series C, 5.250%, 08/01/25	15,000	16,631
Chino Valley, CA Unified School District COP, Series A, 5.375%, 08/01/14 (AGM Insured)	70,000	76,215
City of El Paso De Robles, CA General Obligation, 5.000%, 08/01/23 (National Insured)	125,000	133,656
City of El Paso De Robles, CA General Obligation, 5.000%, 08/01/25 (National Insured)	250,000	261,855
City of El Paso De Robles, CA General Obligation, 5.000%, 08/01/27 (National Insured)	20,000	20,703
City of Escondido, CA General Obligation, Election 2004, Series A, 4.000%, 09/01/13 (National Insured)	50,000	53,090
City of Escondido, CA General Obligation, Election 2004, Series A, 5.000%, 09/01/14 (National Insured)	90,000	99,068
City of Los Angeles, CA General Obligation, Series A, 5.000%, 09/01/13 (AGM Insured)	60,000	67,307
City of Los Angeles, CA General Obligation, Series A, 5.250%, 09/01/11 (National Insured)	40,000	42,114
City of San Jose, CA Libraries, Parks, and Public Safety Projects General Obligation, 5.000%, 09/01/12	25,000	27,336
Clovis, CA Unified School District General Obligation, Series B, 5.000%, 08/01/23 (National Insured)	115,000	123,096
Contra Costa County, CA Water District, Series L, 4.000%, 10/01/13 (AGM Insured)	75,000	80,091
Corona-Norco, CA Unified School District General Obligation, 5.000%, 09/01/12 (AGM Insured)	45,000	49,185
Corona-Norco, CA Unified School District General Obligation, Election 2006, Series A, 5.000%, 08/01/25 (AGM Insured)	50,000	52,371
Cotati-Rohnert Park, CA Unified School District, Series B, 4.000%, 08/01/13 (FGIC Insured)	50,000	52,786
County of Santa Clara, CA East Side Union High School District General Obligation, Series C, 3.300%, 08/01/11 (FGIC Insured)	25,000	25,561
Covina-Valley, CA Unified School District, Election 2006, Series A, 4.000%, 08/01/13 (National Insured)	115,000	123,135
Covina-Valley, CA Unified School District, Election 2006, Series A, 5.000%, 08/01/21 (National Insured)	410,000	437,400
Desert Sands, CA Unified School District General Obligation, 5.000%, 08/01/16	50,000	57,576
Desert Sands, CA Unified School District General Obligation, 5.000%, 08/01/27	235,000	246,675
Desert Sands, CA Unified School District General Obligation, 5.500%, 08/01/28	25,000	27,169
Desert Sands, CA University School District, Election 2001, 5.000%, 06/01/22 (AMBAC Insured)	40,000	43,332
East Side, CA Union High School District-Santa Clara County, Election 2002, Series C, 5.000%, 08/01/14 (AGM Insured)	60,000	65,658
Eastern, CA Municipal Water District, Water & Sewer Revenue, Series A, 5.000%, 07/01/21 (National Insured)	330,000	362,109
El Monte, CA City School District General Obligation, Series A, 4.250%, 05/01/15 (FGIC Insured)	300,000	324,165
El Monte, CA Union High School District General Obligation, Election 2002, Series B, 3.750%, 03/01/13 (National Insured)	50,000	52,740
El Monte, CA Union High School District General Obligation, Series C, 5.000%, 06/01/21 (AGM Insured)	40,000	43,988
Fairfield-Suisun, CA Unified School District, Election 2002, 5.250%, 08/01/16 (National Insured)	225,000	250,814
Fairfield-Suisun, CA Unified School District General Obligation, Election 2002, 5.000%, 08/01/16 (National Insured)	565,000	596,318
Fairfield-Suisun, CA Unified School District General Obligation, 5.000%, 08/01/27 (National Insured)	100,000	105,319
Fairfield-Suisun, CA Unified School District General Obligation, Election 2002, 5.250%, 08/01/23 (National Insured)	240,000	258,019
Fresno County, CA Central Unified School District General Obligation, 5.000%, 07/01/21 (National Insured)	50,000	53,437
Fresno County, CA Central Unified School District General Obligation, Series A, 5.000%, 08/01/22 (Assured Guaranty)	25,000	27,346
Fresno County, CA Central Unified School District General Obligation, 5.000%, 07/01/23 (National Insured)	25,000	26,436
Fresno County, CA Unified School District General Obligation, Series C, 5.900%, 08/01/22 (National Insured)	25,000	28,485
Grossmont, CA Union High School District General Obligation, Election 2004, 5.000%, 08/01/23 (National Insured)	85,000	92,088
Grossmont-Cuyamaca, CA Community College District General Obligation, Series C, 5.000%, 08/01/24 (Assured Guaranty)	50,000	54,282
Hacienda La Puente, CA Unified School District General Obligation, 4.000%, 08/01/11 (FGIC Insured)	25,000	25,819
Hemet, CA Unified School District General Obligation, Series A, 5.000%, 08/01/22 (AGM Insured)	125,000	135,244
Imperial, CA Community College District General Obligation, Series B, 4.250%, 08/01/14 (AMBAC Insured)	150,000	162,046
Imperial, CA Irrigation District Electric System Revenue, Series A, 5.250%, 11/01/24	100,000	111,294
Jurupa, CA Unified School District, Election 2001, 5.000%, 08/01/14 (FGIC Insured)	225,000	244,917
La Mesa-Spring Valley, CA School District General Obligation, 3.250%, 08/01/11 (FGIC Insured)	25,000	25,694
La Mesa-Spring Valley, CA School District General Obligation, 3.750%, 08/01/13 (FGIC Insured)	35,000	37,327
Lincoln, CA Unified School District, Election 2004, 4.000%, 08/01/14 (FGIC Insured)	75,000	79,718
Long Beach, CA Unified School District General Obligation, Series A, 5.500%, 08/01/26	85,000	94,482

Managers California Intermediate Tax-Free Fund

July 31, 2010

Schedule of Portfolio Investments (unaudited)

Security Description	Principal Amount	Value
Municipal Bonds - 96.5% (continued)
Los Angeles, CA Community College District General Obligation, Series A, 5.500%, 08/01/17 (National Insured)	$15,000	$15,783
Los Angeles, CA County Metropolitan Transportation Authority, Series A, 5.000%, 07/01/13 (AGM Insured)	55,000	61,678
Los Angeles, CA County Public Works Financing Authority, Series A, 5.000%, 03/01/12 (National Insured)	100,000	107,313
Los Angeles, CA County Public Works Financing Authority, Series A, 5.000%, 10/01/15 (National Insured)	15,000	17,483
Los Angeles, CA Department of Water & Power, Series A-1, 5.000%, 07/01/11 (National Insured)	15,000	15,619
Los Angeles, CA Department of Water & Power Revenue, Series A-1, 5.000%, 07/01/13 (AMBAC Insured)	50,000	56,071
Los Angeles, CA Department of Water & Power System Revenue, Series A, 4.300%, 07/01/12 (National Insured)	100,000	103,421
Los Angeles, CA Harbor Department Revenue, Series A, 4.000%, 08/01/17	25,000	27,527
Los Angeles, CA Harbor Department Revenue, Series B, 5.000%, 08/01/20 (National Insured)	275,000	308,201
Los Angeles, CA Municipal Improvement Corp. Revenue, Series A, 5.000%, 09/01/24	100,000	106,485
Los Angeles, CA Municipal Improvement Corp. Revenue, Figuero Plaza, Series B1, 5.000%, 08/01/26 (FGIC Insured)	200,000	205,750
Los Angeles, CA Municipal Improvement Corp. Revenue, Police Headquarters Facility, Series A, 5.000%, 01/01/25 (FGIC Insured)	780,000	801,037
Los Angeles, CA Municipal Improvement Corp. Revenue, Series A, 5.000%, 09/01/16	470,000	523,773
Los Angeles, CA Municipal Improvement Corp. Revenue, Series C, 5.000%, 09/01/18	300,000	337,245
Los Angeles, CA Municipal Improvement Corp. Revenue, Series B1, 5.000%, 08/01/21 (FGIC Insured)	125,000	132,262
Los Angeles, CA Municipal Improvement Corp. Revenue, Series B1, 5.000%, 08/01/23 (FGIC Insured)	50,000	52,240
Los Angeles, CA Municipal Improvement Revenue, Capital Equipment, Series A, 5.000%, 09/01/23	640,000	668,934
Los Angeles, CA Municipal Improvement Revenue, Capital Equipment, Series A, 5.000%, 09/01/25	50,000	51,470
Los Angeles, CA Sanitation Equipment Charge Revenue, Series A, 5.000%, 02/01/13 (FGIC Insured)	25,000	27,312
Los Angeles County, CA Citrus Community College District General Obligation, Election 2004, Series B, 5.000%, 06/01/22 (National Insured)	20,000	21,605
Los Angeles County, CA Golden West Schools Financing Authority General Obligation Revenue, 5.250%, 09/01/24 (FGIC Insured)	365,000	411,629
Los Angeles County, CA Metropolitan Transportation Authority, Proposition C, Series E, 5.000%, 07/01/25	35,000	38,677
Los Angeles County, CA Public Works Financing Authority Revenue, Series A, 5.250%, 10/01/16 (AGM Insured)	25,000	29,637
Los Angeles County, CA Sanitation Districts Financing Authority, Capital Projects Revenue, Series B, 5.000%, 10/01/23 (FGIC Insured)	80,000	84,917
Los Banos, CA Unified School District General Obligation, Election 1995, 4.150%, 08/01/11 (FGIC Insured)	40,000	41,152
Los Nietos, CA School District General Obligation, 5.000%, 08/01/12 (Assured Guaranty)	25,000	26,752
Metropolitan Water District of Southern California, Series A, 5.000%, 03/01/12	25,000	26,837
Monrovia, CA Unified School District General Obligation, Election 2006, Series B, 5.250%, 08/01/25 (FSA Insured)	30,000	32,785
Moorpark, CA Unified School District General Obligation, Series A, 5.375%, 08/01/18 (AGM Insured)	50,000	55,024
Moreno Valley, CA Unified School District, 4.000%, 08/01/13 (National Insured)	200,000	212,638
Moreno Valley, CA Unified School District, 4.000%, 08/01/14 (National Insured)	75,000	80,458
Moreno Valley, CA Unified School District, 5.000%, 08/01/17 (National Insured)	50,000	55,203
Moreno Valley, CA Unified School District General Obligation, 5.000%, 08/01/15 (National Insured)	420,000	468,153
Moreno Valley, CA Unified School District General Obligation, 5.000%, 08/01/16 (National Insured)	25,000	27,752
Mount Diablo, CA Unified School District, Election 2002, 4.125%, 07/01/14 (FGIC Insured)	50,000	52,638
Mount Diablo, CA Unified School District General Obligation, 4.250%, 08/01/13 (AGM Insured)	115,000	119,269
Orange County, CA Coast Community College District General Obligation, 4.500%, 08/01/11 (National Insured)	20,000	20,807
Orange County, CA Sanitation District, Series A, 5.000%, 02/01/22	135,000	151,768
Peralta, CA Community College District General Obligation, Series A, 5.000%, 08/01/24 (National Insured)	50,000	53,464
Peralta, CA Community College District General Obligation, Election 2006, Series B, 5.250%, 08/01/22 (AGM Insured)	45,000	50,260
Perris, CA Union High School District General Obligation, Series B, 4.000%, 09/01/13 (FGIC Insured)	50,000	53,813
Perris, CA Union High School District General Obligation, Election 2004, Series A, 5.000%, 09/01/26 (FGIC Insured)	15,000	15,398
Placentia-Yorba Linda, CA Unified School District General Obligation, Series B, 5.500%, 08/01/27 (FGIC Insured)	65,000	70,231
Port of Oakland, CA Series B, 4.000%, 11/01/14 (National Insured)	450,000	483,754
Port of Oakland, CA Series C, 5.000%, 11/01/15 (National Insured)	310,000	346,388
Port of Oakland, CA Series B, 5.000%, 11/01/16 (National Insured)	255,000	284,129
Port of Oakland, CA Series C, 5.000%, 11/01/17 (National Insured)	275,000	305,442
Port of Oakland, CA Series B, 5.000%, 11/01/24 (National Insured)	50,000	51,997
Port of Oakland, CA Series B, 5.000%, 11/01/26 (National Insured)	275,000	283,228
Port of Oakland, CA Revenue, Series M, 4.000%, 11/01/12 (FGIC Insured)	10,000	10,636
Port of Oakland, CA Revenue, Series B, 4.000%, 11/01/15 (National Insured)	105,000	112,209
Port of Oakland, CA Revenue, Series M, 5.000%, 11/01/11 (FGIC Insured)	25,000	26,266
Port of Oakland, CA Revenue, Series B, 5.000%, 11/01/17 (National Insured)	10,000	11,107
Port of Oakland, CA Revenue, Series B, 5.000%, 11/01/21 (National Insured)	585,000	631,736
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue, First Subordinated, Series A, 4.375%, 08/01/20	685,000	708,406
Rescue, CA Union School District General Obligation, Election 1998, 5.000%, 09/01/21 (National Insured)	25,000	28,940
Rescue, CA Union School District General Obligation, Election 1998, 5.000%, 07/01/23 (National Insured)	50,000	57,008
Riverside, CA Community College District, 5.000%, 08/01/24 (AGM Insured)	35,000	37,551
Riverside County, CA Perris Union High School District, Series B, 3.750%, 09/01/11 (National Insured)	50,000	51,707
Rosemead, CA School District General Obligation, Election 2000, Series B, 5.125%, 08/01/27 (FGIC Insured)	25,000	25,786
Rosemead, CA School District General Obligation, Election 2000, Series D, 5.250%, 08/01/24 (AGM Insured)	150,000	164,637
Rosemead, CA School District General Obligation, Election 2000, Series D, 5.250%, 08/01/25 (AGM Insured)	55,000	59,032
Rosemead, CA School District General Obligation, Election 2000, Series D, 5.250%, 08/01/26 (AGM Insured)	145,000	155,070
Rosemead, CA School District General Obligation, Election 2000, Series D, 5.500%, 08/01/28 (AGM Insured)	125,000	133,588
Roseville, CA Joint Union High School District General Obligation, Election 2004, Series A, 5.000%, 08/01/26 (FGIC Insured)	120,000	125,921
Sacramento, CA County Sanitation District, Series A, 5.250%, 12/01/12	100,000	102,498
Sacramento, CA Municipal Utility District, Series R, 5.000%, 08/15/18 (National Insured)	150,000	162,522
Sacramento, CA Municipal Utility District Revenue, Series S, 5.000%, 11/15/11 (National Insured)	25,000	26,371
Sacramento, CA Municipal Utility District Revenue, Series S, 5.000%, 11/15/12 (National Insured)	25,000	27,296
Sacramento, CA Municipal Utility District Revenue, Series K, 5.250%, 07/01/24 (AMBAC Insured)	25,000	27,914
San Bernardino, CA Community College District, Election 2002, Series C, 5.000%, 08/01/26 (AGM Insured)	175,000	186,062
San Bernardino, CA Community College District, Election 2002, Series A, 6.250%, 08/01/23	620,000	734,167
San Bernardino, CA Community College District, Election 2002, Series A, 6.375%, 08/01/26	480,000	564,139
San Bernardino County, CA Chaffey Joint Union High School District General Obligation, Series B, 5.000% 08/01/25 (FGIC Insured)	55,000	55,713

Managers California Intermediate Tax-Free Fund

July 31, 2010

Schedule of Portfolio Investments (unaudited)

Security Description	Principal Amount	Value
Municipal Bonds - 96.5% (continued)
San Diego, CA Public Facilities Financing Authority, Series C, 4.000%, 05/15/12	$475,000	$501,728
San Diego, CA Public Facilities Financing Authority, Series B, 5.000%, 08/01/20	30,000	34,266
San Diego, CA Public Facilities Financing Authority, Series B, 5.000%, 05/15/21	50,000	56,717
San Diego, CA Unified Port District, Series B, 5.000%, 09/01/23 (National Insured)	325,000	340,460
San Diego, CA Unified School District, Series C, 5.000%, 07/01/19 (AGM Insured)	200,000	211,746
San Diego County, CA Southwestern Community College District General Obligation, 5.000%, 08/01/23 (National Insured)	285,000	310,177
San Francisco, CA City & County Airport Commission Prerefunded Revenue, Second Series, Issue 27B, 5.250%, 05/01/12 (FGIC Insured)	60,000	62,230
San Francisco, CA City & County Airport Commission Revenue, Second Series, Issue 28B, 4.000%, 05/01/11 (National Insured)	20,000	20,437
San Francisco, CA City & County Airport Commission Revenue, Second Series, Issue 29B, 4.000%, 05/01/11 (FGIC Insured)	30,000	30,656
San Francisco, CA City & County Airport Commission Revenue, Second Series, Issue 28C, 4.000%, 05/01/12 (National Insured)	250,000	262,248
San Francisco, CA City & County Airport Commission Revenue, Second Series, Issue 27B, 4.125%, 05/01/11 (FGIC Insured)	75,000	76,676
San Francisco, CA City & County Airport Commission Revenue, Second Series, Issue 32F, 5.000%, 05/01/16 (FGIC Insured)	45,000	51,161
San Francisco, CA City & County Airport Commission Revenue, Second Series, Issue 34F, 5.000%, 05/01/16 (Assured Guaranty)	50,000	57,424
San Francisco, CA City & County Airport Commission Revenue, Second Series, Issue 30, 5.250%, 05/01/15 (XLCA Insured)	75,000	81,701
San Francisco, CA City & County Airport Commission Revenue, Second Series, Issue 32F, 5.250%, 05/01/17 (FGIC Insured)	465,000	537,001
San Francisco, CA City & County Airport Commission Unrefunded Revenue, Second Series, Issue 27B, 5.250%, 05/01/12 (FGIC Insured)	110,000	113,938
San Francisco, CA City & County General Obligation, Laguna Honda Hospital, Series R3, 5.000%, 06/15/23	50,000	53,836
San Francisco, CA City & County Public Utilities Commission Revenue, Series B, 4.000%, 11/01/12 (National Insured)	40,000	43,014
San Francisco, CA City & County Public Utilities Commission Revenue, Series A, 5.000%, 10/01/12 (National Insured)	35,000	38,178
San Francisco, CA City & County Unified School District, Election 2003, Series B, 5.000%, 06/15/13 (AGM Insured)	250,000	274,212
San Francisco, CA City & County Unified School District, Election 2003, Series C, 5.000%, 06/15/22 (National Insured)	55,000	60,376
San Francisco, CA City & County Unified School District General Obligation, Election 2003, Series B, 5.000%, 06/15/12 (AGM Insured)	100,000	108,220
San Francisco, CA Community College District, Series B, 5.000%, 06/15/14 (AMBAC Insured)	120,000	132,287
San Juan, CA Unified School District General Obligation, Series A, 5.000%, 08/01/16 (National Insured)	150,000	165,182
San Juan, CA Unified School District General Obligation, Election 2002, 4.250%, 08/01/14 (FGIC Insured)	240,000	263,618
Santa Ana, CA Unified School District, Election 2008, Series A, 5.250%, 08/01/25	1,300,000	1,413,919
Santa Ana, CA Unified School District, Election 2008, Series A, 5.250%, 08/01/26	500,000	542,035
Santa Clara County, CA Alum Rock Union Elementary School District General Obligation, 3.500%, 09/01/12 (FGIC Insured)	15,000	15,573
Santa Clara County, CA Campbell Union School District General Obligation, Election 2002, Series B, 5.125%, 08/01/29 (FGIC Insured)	10,000	11,165
Santa Clara County, CA East Side Union High School District, Series B, 5.000%, 08/01/12 (FGIC Insured)	30,000	31,707
Santa Clara County, CA East Side Union High School District, Election 2002, Series D, 4.000%, 08/01/14 (XLCA Insured)	40,000	43,139
Santa Clara County, CA East Side Union High School District General Obligation, Series A, 4.000%, 09/01/18 (AMBAC Insured)	75,000	77,855
Santa Clara County, CA East Side Union High School District General Obligation, Election 2002, Series C, 5.000%, 08/01/12 (AGM Insured)	15,000	16,236
Santa Clara County, CA East Side Union High School District General Obligation, Election 2002, Series D, 5.000%, 08/01/19 (XLCA Insured)	330,000	355,886
Santa Clara County, CA East Side Union High School District General Obligation, Series B, 5.250%, 02/01/24 (National Insured)	40,000	43,645
Santa Clara County, CA Franklin-Mckinley CA School District General Obligation, 5.000%, 07/01/15 (AGM Insured)	40,000	44,709
Santa Rosa, CA High School District, Election of 2002, 5.000%, 08/01/19 (National Insured)	100,000	105,301
Sierra Sands, CA Unified School District General Obligation, Series A, 5.000%, 11/01/22 (FGIC Insured)	50,000	52,848
Sierra, CA Joint Community College District, School Facilities Improvement District No. 1, Election 2004, 5.000%, 08/01/24 (National Insured)	100,000	105,423
Sierra, CA Joint Community College District General Obligations, Election 2004, Series B, 5.000%, 08/01/25 (National Insured)	100,000	104,127
Solano County, CA Community College District, 4.000%, 08/01/15 (National Insured)	25,000	27,376
Solano County, CA Community College District, 5.000%, 08/01/16 (National Insured)	40,000	45,106
Sonoma County, CA Junior College District General Obligation, Series D, 5.000%, 08/01/16	15,000	17,318
Southern California Public Power Authority Revenue, Southern Transmission Project, Series B, 5.750%, 07/01/24	65,000	74,541
State of California General Obligation, 5.000%, 04/01/14	15,000	16,868
State of California General Obligation, 5.000%, 02/01/29	15,000	16,060
State of California General Obligation, 5.000%, 02/01/32	50,000	53,534
State of California General Obligation, 5.000%, 02/01/32 (CIFG Insured)	25,000	26,708
Sweetwater Authority, San Diego County, CA Water Revenue, Series 2005, 5.000%, 04/01/17 (AMBAC Insured)	50,000	55,766
Tahoe-Truckee, CA Unified School District General Obligation, 5.500%, 08/01/19 (National Insured)	75,000	89,225
Tracy, CA Joint Unified School District General Obligation, Election 2006, 5.000%, 08/01/25 (Assured Guaranty)	100,000	105,717
University of California, Revenue Bonds, Series Q, 5.000%, 09/01/11 (AGM Insured)	55,000	57,675
University of California, Revenue Bonds, Series Q, 5.000%, 09/01/33 (AGM Insured)	20,000	21,223
Vacaville, CA Unified School District, Election 2001, 5.000%, 08/01/16 (National Insured)	120,000	133,223
Vacaville, CA Unified School District, Election 2001, 5.000%, 08/01/26 (AMBAC Insured)	30,000	30,873
Vacaville, CA Unified School District General Obligation, 5.000%, 08/01/22 (AGM Insured)	20,000	22,060
Vacaville, CA Unified School District General Obligation, 5.000%, 08/01/26 (National Insured)	55,000	56,938
Vacaville, CA Unified School District General Obligation, Election 2001, 5.000%, 08/01/17 (National Insured)	40,000	44,034
Vacaville, CA Unified School District General Obligation, Election 2001, 5.000%, 08/01/22 (National Insured)	15,000	15,909
Vacaville, CA Unified School District General Obligation, Election 2001, 5.000%, 08/01/25 (National Insured)	220,000	228,252
Vacaville, CA Unified School District General Obligation, Election 2001, 5.000%, 08/01/25 (AMBAC Insured)	130,000	134,571
Vacaville, CA Unified School District General Obligation, Series 2003, 4.600%, 08/01/17 (AGM Insured)	25,000	27,376
Val Verde, CA Unified School District General Obligation, Election 2008, Series A, 5.500%, 08/01/22	100,000	110,462
Val Verde, CA Unified School District General Obligation, Election 2008, Series A, 5.500%, 08/01/24	615,000	668,800
Walnut, CA Energy Center Authority Revenue, Series A, 5.000%, 01/01/12 (AMBAC Insured)	155,000	164,052
Wiseburn, CA School District, Series A, 5.000%, 08/01/16 (National Insured)	75,000	81,616
Yosemite, CA Community College General Obligation, Election 2004, Series A, 5.000%, 08/01/22 (FGIC Insured)	515,000	555,973
Yuba, CA Community College District General Obligation, Election 2006, Series A, 5.000%, 08/01/23 (AMBAC Insured)	90,000	95,273
Yuba, CA Community College District General Obligation, Election 2006, Series A, 5.000%, 08/01/24 (AMBAC Insured)	25,000	26,278
Total Municipal Bonds (cost $28,959,534)		29,995,017

	Shares
Short-Term Investments - 1.6%[1]
Blackrock Liquidity Funds, Institutional Class Shares - California Money Fund, 0.18% (cost $503,349)	503,349	503,349
Total Investments - 98.1% (cost $29,462,883)[11]		30,498,366
Other Assets, less Liabilities - 1.9%		595,100
Net Assets - 100.0%		$31,093,466

Managers AMG TSCM Growth Equity Fund

July 31, 2010

Schedule of Portfolio Investments (unaudited)

Security Description	Shares	Value
Common Stocks - 93.3%
Consumer Discretionary - 5.7%
Hasbro, Inc.	385	$16,228
Home Depot, Inc., The	626	17,847
Kohl’s Corp.*	347	16,548
Total Consumer Discretionary		50,623
Consumer Staples - 1.4%
General Mills, Inc.	354	12,107
Energy - 4.8%
Denbury Resources, Inc.*	840	13,306
Halliburton Co.	561	16,762
Range Resources Corp.	325	12,064
Total Energy		42,132
Financials - 7.7%
Allstate Corp., The	947	26,744
CME Group, Inc.	85	23,698
JPMorgan Chase & Co.	441	17,763
Total Financials		68,205
Health Care - 12.9%
Boston Scientific Corp.*	3,719	20,826
Cephalon, Inc.*	502	28,488
DaVita, Inc.*	677	38,807
Express Scripts, Inc.*	569	25,707
Total Health Care		113,828
Industrials - 20.5%
Allegiant Travel Co.	306	13,583
Ametek, Inc.	814	36,036
Danaher Corp.	776	29,806
Parker Hannifin Corp.	319	19,816
Union Pacific Corp.	271	20,236
United Parcel Service, Inc., Class B	572	37,180
URS Corp.*	386	15,591
WABCO Holdings, Inc.*	236	9,128
Total Industrials		181,376
Information Technology - 33.1%
Accenture PLC, Class A	494	19,582
Analog Devices, Inc.	1,556	46,229
Apple, Inc.*	147	37,816
Broadcom Corp., Class A	451	16,250
Google, Inc.*	33	16,000
Juniper Networks, Inc.*	1,175	32,642
MasterCard, Inc., Class A	127	26,675
Microsoft Corp.	1,250	32,262
QUALCOMM, Inc.	930	35,414
Varian Semiconductor Equipment Associates, Inc.*	1,066	30,125
Total Information Technology		292,995
Materials - 3.7%
Ecolab, Inc.	520	25,434
Monsanto Co.	122	7,056
Total Materials		32,490
Telecommunication Services - 3.5%
American Tower Corp., Class A*	678	31,351
Total Common Stocks (cost $828,150)		825,107
Short-Term Investments - 2.2%[1]
Dreyfus Cash Management Fund, Institutional Class Shares, 0.24% (cost $20,100)	20,100	20,100
Total Investments - 95.5% (cost $848,250)		845,207
Other Assets, less Liabilities - 4.5%		39,589
Net Assets - 100.0%		$884,796

Notes to Schedules of Portfolio Investments (unaudited)

The following footnotes and abbreviations are to be read in conjunction with the Schedules of Portfolio Investments previously presented in the report.

At July 31, 2010, the cost of securities for Federal income tax purposes and the gross aggregate unrealized appreciation and/or depreciation based on tax cost were approximately as follows:

Fund	Cost	Appreciation	Depreciation	Net
Managers AMG FQ Tax-Managed U.S. Equity	$38,541,466	$7,583,354	($820,848)	$6,762,506
Managers AMG FQ U.S. Equity	50,485,388	3,123,424	(4,454,784)	(1,331,360)
Managers AMG FQ Global Alternatives	497,562,641	10,337,517	(43)	10,337,474
Managers AMG FQ Global Essentials	84,309,995	655,159	(517,884)	137,275
Managers Frontier Small Cap Growth	27,423,127	3,433,375	(1,735,150)	1,698,225
Managers Micro-Cap	113,050,935	24,308,057	(9,879,739)	14,428,318
Managers Institutional Micro-Cap	20,045,260	4,363,143	(1,978,933)	2,384,210
Managers Real Estate Securities	19,096,796	3,646,239	(2,867,388)	778,851
Managers PIMCO Bond	1,560,740,038	46,661,686	(25,845,896)	20,815,790
Managers California Intermediate Tax-Free	29,462,883	1,043,970	(8,487)	1,035,483
Managers AMG TSCM Growth Equity†	848,250	53	(3,096)	(3,043)

*	Non-income-producing security.
#	Rounds to less than 0.1%.
†	Commencement of operations was July 30, 2010.
(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified buyers. At July 31, 2010, the value of these securities amounted to the following:

Fund	Market Value	% of Net Assets
Managers PIMCO Bond	$123,333,465	9.1%

[1]	Yield shown for an investment company represents its July 31, 2010, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.
[2]	Some or all of these shares were out on loan to various brokers as of July 31, 2010, amounting to:

Fund	Market Value	% of Net Assets
FQ Tax-Managed U.S. Equity	$615,362	1.4%
FQ U.S. Equity	504,363	1.0%
FQ Global Essentials	3,941,052	4.9%
Frontier Small Cap Growth	402,045	1.4%
Managers Micro-Cap	726,385	0.6%
Managers Institutional Micro-Cap	21,332	0.1%
Managers PIMCO Bond	52,120,647	3.8%

[3]	Collateral received from brokers for securities lending was invested in this short-term investment.
[4]

On September 12, 2008, The Bank of New York Mellon established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers floating rate notes. Until August 2, 2010, each Fund’s position in Series B was being marked to market daily. Effective August 2, 2010, the Trust, on behalf of each applicable Fund, has entered into an agreement with The Bank of New York Mellon and the Bank of New York Mellon Corporation (“BNYMC”) with respect to each Fund’s position in the BNY Institutional Cash Reserves Fund (the “ICRF”), pursuant to which (i) BNYMC will support the value of certain defaulted securities issued by Lehman Brothers Holdings, Inc. and held by ICRF, and (ii) if certain conditions are met, BNYMC will purchase the defaulted securities from each Fund in September 2011. Each applicable Fund is now fair valuing its position in the ICRF daily.

[5]

Illiquid Security: A security not readily convertible into cash such as a stock, bond or commodity that is not actively traded, and would be difficult to sell in a current sale. The Fund may not invest more than 15% of its net assets in illiquid securities.

[6]	Represents yield to maturity at July 31, 2010.
[7]	Securities held as collateral for futures contracts, amounting to a market value of:

Fund	Market Value	% of Net Assets
FQ Global Alternatives	$41,090,962	8.0%
FQ Global Essentials	8,998,074	11.2%
Managers PIMCO Bond	3,702,095	0.3%

[8]	Perpetuity Bond. The date shown is the final call date.

[9]	Floating Rate Security. The rate listed is as of July 31, 2010. Date in parenthesis represents the security’s next coupon rate reset.
[10]	Variable Rate Security. The rate listed is as of July 31, 2010 and is periodically reset subject to terms and conditions set forth in the debenture.
[11]

At July 31, 2010, the concentration of the Fund’s investments by state or territory determined as a percentage of net assets was as follows: California 94.2% and Puerto Rico 2.3%. At July 31, 2010, 67.3% of the securities in the portfolio were backed by insurance of financial institutions and financial guaranty assurance agencies. Insurers with a concentration greater than 10% of net assets were as follows: National Insured 34.7% and FGIC 15.8%.

[12]	Security is in default. Issuer has failed to make a timely payment of either principal or interest or has failed to comply with some provision of the bond indenture.
[13]	Collateral received from brokers for swap contracts in the amount of $4,940,000, or 0.4% was invested in this short-term investment.
[14]	At July 31, 2010, $25,103,249 or 1.9% of the securities in the portfolio were backed by insurance of financial institutions and financial guaranty assurance agencies.
[15]	A portion of this investment is held in a segregated account as collateral for forward currency contracts, amounting to a market value of $950,000, or 0.2% of net assets.

Investment Definitions and Abbreviations:

ADR/GDR:	ADR after the name of a holding stands for American Depositary Receipt, representing ownership of foreign securities on deposit with a domestic custodian bank; a GDR (Global Depositary Receipt) is comparable, but foreign securities are held on deposit in a non-U.S. bank. The value of the ADR/GDR securities is determined or significantly influenced by trading on exchanges not located in the United States or Canada. Sponsored ADR/GDRs are initiated by the underlying foreign company.

Currency Abbreviations:	Other:
BRL: Brazilian Real	AGM: Assured Guaranty Municipal Corp.
CAD: Canadian Dollar	AMBAC: American Municipal Bond Assurance Corp.
EUR: Euro	CIFG: CIFG, NA
GBP: British Pound	EMTN: European Medium Term Note
USD: United States Dollar	ETF: Exchange Traded Fund
FDIC: Federal Deposit Insurance Corp.
FGIC: Financial Guaranty Insurance Corp.
FHLB: Federal Home Loan Bank
FHLMC: Federal Home Loan Mortgage Corp.
FNMA: Federal National Mortgage Association
FSA: FSA Capital, Inc
GNMA: Government National Mortgage Association
LIBOR: London Inter-Bank Offered Rate
MTN: Medium Term Note
REIT: Real Estate Investment Trust
REOC: Real Estate Operations Company
TBA: To Be Announced
XLCA: XL Capital Assurance, Inc.

Registered shares: A security whose owner has been recorded with its issuer or issuer’s registrar.

Notes to Schedules of Portfolio Investments (continued)

(16) Fair Value Measurements

Generally Accepted Accounting Principles (GAAP) define fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. GAAP also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below:

Level 1 – quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk)

Level 3 –significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. As of July 31, 2010, the Funds had no significant transfers between Level 1 and Level 2 from the beginning of the reporting period. The following table summarizes the inputs used to value the Funds’ net assets by the above fair value hierarchy levels as of July 31, 2010:

	Level 1	Level 2	Level 3	Total
FQ Tax-Managed
Investments in Securities
Common Stocks [1]	$44,545,617	—	—	$44,545,617
Short-Term Investments	691,046	$67,309	—	758,355

Total Investments in Securities	$45,236,663	$67,309	—	$45,303,972

	Level 1	Level 2	Level 3	Total
FQ US Equity
Investments in Securities
Common Stocks [1]	$48,388,872	—	—	$48,388,872
Short-Term Investments	722,925	$42,231	—	765,156

Total Investments in Securities	$49,111,797	$42,231	—	$49,154,028

Derivatives [4]
Equity Contracts	$4,657	—	—	$4,657

	Level 1	Level 2	Level 3	Total
Global Alternatives
Investments in Securities
US Government Obligations	—	$41,090,962	—	$41,090,962
Other Equities	$90,793,010	—	—	90,793,010
Short-Term Investments	376,016,143	—	—	376,016,143

Total Investments in Securities	$466,809,153	$41,090,962	—	$507,900,115

Derivatives [4]
Foreign Exchange Contracts	—	$5,811,455	—	$5,811,455
Equity Contracts	($1,033,753)	—	—	(1,033,753)
Interest Rate Contracts	(3,536,562)	(2,201,364)	—	(5,737,926)

Total Derivatives	($4,570,315)	$3,610,091	—	($960,224)

	Level 1	Level 2	Level 3	Total
Global Essentials
Investments in Securities
US Government Obligations	—	$8,998,074	—	$8,998,074
Other Equities	$28,100,052	—	—	28,100,052
Short-Term Investments	47,327,369	21,774	—	47,349,143

Total Investments in Securities	$75,427,421	$9,019,848	—	$84,447,269

Derivatives [4]
Equity Contracts	$466,162	—	—	$466,162
Interest Rate Contracts	1,182,471	—	—	1,182,471

Total Derivatives	$1,648,633	—	—	$1,648,633

	Level 1	Level 2	Level 3	Total
Frontier Small Cap Growth
Investments in Securities
Common Stocks[1]	$28,069,195	—	—	$28,069,195
Short-Term Investments	1,027,286	$24,871	—	1,052,157

Total Investments in Securities	$29,096,481	$24,871	—	$29,121,352

	Level 1	Level 2	Level 3	Total
Micro - Cap
Investments in Securities
Common Stocks[1]	$123,031,882	—	—	$123,031,882
Short-Term Investments	4,447,371	—	—	4,447,371

Total Investments in Securities	$127,479,253	—	—	$127,479,253

	Level 1	Level 2	Level 3	Total
Institutional Micro - Cap
Investments in Securities
Common Stocks[1]	$21,570,769	—	—	$21,570,769
Short-Term Investments	858,701	—	—	858,701

Total Investments in Securities	$22,429,470	—	—	$22,429,470

	Level 1	Level 2	Level 3	Total
Real Estate Securities
Investments in Securities
Common Stocks[1]	$19,173,356	—	—	$19,173,356
Short-Term Investments	702,291	—	—	702,291

Total Investments in Securities	$19,875,647	—	—	$19,875,647

	Level 1	Level 2	Level 3	Total
California Intermediate Tax-Free
Investments in Securities
Municipal Bonds	—	$29,995,017	—	$29,995,017
Short-Term Investments	$503,349	—	—	503,349

Total Investments in Securities	$503,349	$29,995,017	—	$30,498,366

	Level 1	Level 2	Level 3	Total
TSCM Growth Equity
Investments in Securities
Common Stocks[1]	$825,107	—	—	$825,107
Short-Term Investments	20,100	—	—	20,100

Total Investments in Securities	$845,207	—	—	$845,207

	Level 1	Level 2	Level 3	Total
Managers PIMCO Bond Fund
Investments in Securities
Corporate Bonds [3]	—	$412,600,915	—	$412,600,915
Foreign Government and Agency Obligations	—	8,579,500	—	8,579,500
U.S. Government and Agency Obligations
Federal Home Loan Mortgage Corporation	—	105,896,511	—	105,896,511
Federal National Mortgage Association	—	163,510,573	—	163,510,573
Government National Mortgage Association	—	11,520,532	—	11,520,532
United States Treasury Securities	—	396,484,018	—	396,484,018
Asset-Backed Securities	—	30,530,113	—	30,530,113
Mortgage-Backed Securities	—	70,023,245	—	70,023,245
Municipal Bonds	—	37,354,426	—	37,354,426
Municipal Bond Funds	$6,581,696	—	—	6,581,696
Preferred Stocks	—	4,447,953	—	4,447,953
Short-Term Investments
Other Investment Companies	62,967,248	—	—	62,967,248
Repurchase Agreements	—	72,300,000	—	72,300,000
U.S. Government and Agency Discount Notes	—	198,759,098	—	198,759,098

Total Investments in Securities	$69,548,944	$1,512,006,884	—	$1,581,555,828

Derivatives [4]
Credit Contracts	—	$825,462	—	$825,462
Foreign Exchange Contracts	—	199,264	—	199,264
Interest Rate Contracts	$6,589,332	4,045,273	—	10,634,605

Total Derivatives	$6,589,332	$5,069,999	—	$11,659,331

[1]	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of the common stocks by major industry classification, please refer to the Schedule of Portfolio Investments.
[2]

All U.S. Government and Agency Obligations held in the Fund are Level 2 securities. For a detailed break-out of these securities by major industry classification, please refer to the Schedule of Portfolio Investments.

[3]	All corporate bonds held in the Fund are Level 2 securities. For a detailed break-out of the corporate bonds by major industry classification, please refer to the Schedule of Portfolio Investments.
[4]

Derivatives are instruments not reflected in the Schedule of Portfolio Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation of the instrument. All OTC futures are valued as Level 2 securities.

(17) Forward Foreign Currency Contracts

A forward currency contract is an obligation to purchase or sell a currency against another currency at a future date and price as agreed upon by the parties. These contracts are traded over-the-counter and not on organized commodities or securities exchanges.

At July 31, 2010, the underlying values for open forward foreign currency contracts were as follows:

FQ Global Alternatives

The cash pledged to cover margin requirements for the open forwards positions in the Global Alternatives fund at July 31, 2010 amounted to $950,000.

Foreign Currency	Position	Settlement Date	Counter- party	Current Value (Receivable)	Contract Value (Payable)	Unrealized Gain/Loss
Australian Dollar	Short	09/15/10	GS	$105,398,034	$112,840,850	($7,442,816)
Australian Dollar	Short	09/15/10	MLC	97,766	102,211	(4,445)
Australian Dollar	Short	09/15/10	JPM	3,336,498	3,428,547	(92,049)
Australian Dollar	Short	09/15/10	MYC	102,035,972	109,310,091	(7,274,119)
Canadian Dollar	Short	09/15/10	GS	127,059,138	128,821,021	(1,761,883)
Canadian Dollar	Short	09/15/10	MLC	5,947,796	5,946,975	821
Canadian Dollar	Short	09/15/10	JPM	4,370,837	4,398,021	(27,184)
Canadian Dollar	Short	09/15/10	MSC	116,926,784	118,476,026	(1,549,242)
Swiss Franc	Short	09/15/10	GS	39,755,097	40,416,801	(661,704)
Swiss Franc	Short	09/15/10	MSC	39,772,585	40,416,801	(644,216)
Euro Dollar	Short	09/15/10	GS	102,694,940	107,390,005	(4,695,065)
Euro Dollar	Short	09/15/10	MSC	102,698,608	107,390,005	(4,691,397)
Pound Sterling	Short	09/15/10	GS	16,713,222	17,426,168	(712,946)
Pound Sterling	Short	09/15/10	JPM	5,240,017	5,410,757	(170,740)
Pound Sterling	Short	09/15/10	MSC	11,475,323	12,015,410	(540,087)
Japanese Yen	Short	09/15/10	GS	33,476,578	34,329,326	(852,748)
Japanese Yen	Short	09/15/10	MLC	3,977,818	4,182,789	(204,971)
Japanese Yen	Short	09/15/10	MSC	44,955,475	46,069,081	(1,113,606)
New Zealand Dollar	Short	09/15/10	GS	60,318,799	62,976,780	(2,657,981)
New Zealand Dollar	Short	09/15/10	JPM	7,350,697	7,704,952	(354,255)
New Zealand Dollar	Short	09/15/10	MSC	69,410,341	71,854,778	(2,444,437)
Swedish Krona	Short	09/15/10	GS	20,760,731	22,033,717	(1,272,986)
Swedish Krona	Short	09/15/10	MSC	20,754,549	22,033,717	(1,279,168)
Australian Dollar	Long	09/15/10	GS	25,555,161	24,113,446	1,441,715
Australian Dollar	Long	09/15/10	JPM	3,673,950	3,540,800	133,150
Australian Dollar	Long	09/15/10	MSC	21,881,211	20,530,599	1,350,612
Canadian Dollar	Long	09/15/10	GS	38,415,733	37,848,293	567,440
Canadian Dollar	Long	09/15/10	MSC	49,028,131	48,431,905	596,226
Swiss Franc	Long	09/15/10	GS	64,080,474	61,451,118	2,629,356
Swiss Franc	Long	09/15/10	MLC	3,084,838	2,893,820	191,018
Swiss Franc	Long	09/15/10	MSC	60,995,637	58,547,336	2,448,301
Euro Dollar	Long	09/15/10	GS	72,559,351	68,032,653	4,526,698
Euro Dollar	Long	09/15/10	MLC	5,474,099	5,210,495	263,604
Euro Dollar	Long	09/15/10	JPM	7,659,819	7,252,989	406,830
Euro Dollar	Long	09/15/10	MSC	59,425,432	55,559,494	3,865,938
Pound Sterling	Long	09/15/10	GS	110,368,338	104,674,247	5,694,091
Pound Sterling	Long	09/15/10	MLC	3,389,608	3,202,574	187,034
Pound Sterling	Long	09/15/10	JPM	10,259,220	9,988,127	271,093
Pound Sterling	Long	09/15/10	MSC	96,719,509	91,490,847	5,228,662
Japanese Yen	Long	09/15/10	GS	43,427,160	41,327,659	2,099,501
Japanese Yen	Long	09/15/10	MSC	43,427,160	41,308,625	2,118,535
New Zealand Dollar	Long	09/15/10	GS	22,074,477	21,205,931	868,546
New Zealand Dollar	Long	09/15/10	MSC	22,074,477	21,215,602	858,875
Swedish Krona	Long	09/15/10	GS	82,901,846	77,622,582	5,279,264
Swedish Krona	Long	09/15/10	MLC	6,252,567	5,873,968	378,599
Swedish Krona	Long	09/15/10	MSC	76,649,279	71,795,688	4,853,591

Totals				$1,973,905,082	$1,968,093,627	$5,811,455

Managers PIMCO Bond Fund

Foreign Currency	Position	Settlement Date	Counter- party	Receivable Amount	Payable Amount	Unrealized Gain/(Loss)
Australian Dollar	Long	08/31/10	RBC	$100,269	$100,000	$269
Australian Dollar	Long	10/29/10	RYL	2,544,345	2,518,500	25,845
Brazilian Real	Long	10/04/10	JPM	6,242,397	6,199,880	42,517
Brazilian Real	Long	10/04/10	MSC	2,549,034	2,500,000	49,034
Brazilian Real	Long	10/04/10	RYL	5,232,471	5,200,000	32,471
Canadian Dollar	Short	08/16/10	GS	2,877,975	2,978,840	(100,865)
Chinese Yuan Renminbi	Long	08/25/10 - 11/23/10	BRC	337,322	344,000	(6,678)
Chinese Yuan Renminbi	Long	11/17/10	CIT	315,606	322,000	(6,394)
Chinese Yuan Renminbi	Long	8/25/10 - 11/17/10	DUB	994,437	1,015,288	(20,851)
Chinese Yuan Renminbi	Long	08/25/10	HUS	2,230,881	2,262,000	(31,119)
Chinese Yuan Renminbi	Long	08/25/10	JPM	1,788,345	1,808,000	(19,655)
Chinese Yuan Renminbi	Long	08/25/10 -11/17/10	MSC	1,812,482	1,835,000	(22,518)
Euro	Long	08/24/10	CIT	22,167,693	21,000,760	1,166,933
Euro	Long	08/24/10	JPM	1,089,424	1,066,530	22,894
Euro	Short	08/24/10	RYL	49,209,334	49,693,894	(484,560)
Indonesian Rupiah	Long	10/07/10 - 07/27/11	CIT	1,915,413	1,820,000	95,413
Indonesian Rupiah	Long	04/15/11 - 07/27/11	JPM	405,661	410,000	(4,339)
Indonesian Rupiah	Long	10/07/10 - 07/27/11	RYL	345,877	330,000	15,877
Indonesian Rupiah	Long	10/07/10	UAG	263,288	240,000	23,288
Japanese Yen	Long	10/25/10	CS	24,417,891	24,269,630	148,261
Japanese Yen	Long	09/14/10	JPM	1,712,050	1,697,530	14,520
Japanese Yen	Short	09/14/10 - 10/25/10	DUB	32,993,381	33,368,396	(375,015)
Japanese Yen	Short	08/23/10	MSC	9,243,775	9,318,882	(75,107)
Malaysian Ringgit	Long	10/12/10	BRC	587,670	550,000	37,670
Malaysian Ringgit	Long	10/12/10	CIT	966,340	919,481	46,859
Malaysian Ringgit	Long	10/12/10	DUB	324,473	319,077	5,396
Mexican Peso	Long	09/24/10	CIT	331,920	330,094	1,826
Mexican Peso	Long	09/24/10	COH	23,169	23,072	97
Mexican Peso	Long	09/24/10	DUB	275,245	276,969	(1,724)
Mexican Peso	Long	09/24/10	JPM	501,483	500,000	1,483
Mexican Peso	Long	09/24/10	MSC	308,754	317,000	(8,246)
New Taiwan Dollar	Long	10/12/10	BRC	41,911	42,782	(871)
New Taiwan Dollar	Long	12/12/10	CIT	124,370	126,650	(2,280)
New Taiwan Dollar	Long	12/12/10 - 01/14/11	DUB	407,175	418,732	(11,557)
New Taiwan Dollar	Long	01/14/11	JPM	50,217	50,443	(226)
New Taiwan Dollar	Long	01/14/11	MSC	77,265	77,995	(730)
New Taiwan Dollar	Long	01/14/11	UAG	41,833	41,868	(35)
Phillippine Peso	Long	11/15/10	CIT	189,632	188,719	913
Phillippine Peso	Long	11/15/10	DUB	60,570	59,974	596
Pound Sterling	Short	09/23/10	RYL	4,043,310	4,287,382	(244,072)
Singapore Dollar	Long	09/16/10	CIT	70,296	67,898	2,398
Singapore Dollar	Long	09/16/10	GS	155,100	149,861	5,239
Singapore Dollar	Short	09/16/10	DUB	219,175	225,395	(6,220)
South Korean Won	Long	08/27/10 -11/12/10	BRC	1,052,256	1,047,053	5,203
South Korean Won	Long	11/12/10	CIT	848,165	862,635	(14,470)
South Korean Won	Long	11/12/10	DUB	107,622	110,000	(2,378)
South Korean Won	Long	11/12/10	GS	59,228	60,000	(772)
South Korean Won	Long	11/12/10	JPM	515,919	539,000	(23,081)
South Korean Won	Long	08/27/10 -11/12/10	MSC	564,638	580,111	(15,473)
South Korean Won	Short	11/12/10	CIT	1,324,086	1,371,542	(47,456)
South Korean Won	Short	11/12/10	JPM	419,902	436,868	(16,966)
South Korean Won	Short	11/12/10	RYL	84,162	86,242	(2,080)

Totals				$184,565,237	$184,365,973	$199,264

Counterparty Abbreviations

BRC: Barclays Bank

CIT: Citigroup

COH: Cohig & Associates

CS: Credit Suisse

DUB: Deutsche Bank

GS: Goldman Sachs

HUS: HSBC Bank

JPM: JPMorgan Chase

MLC: Merrill Lynch

MSC: Morgan Stanley

RBC: Royal Bank of Canada

RYL: Royal Bank of Scotland

UAG: UBS

(18) Futures Contracts

A Fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital shares transactions. There are certain risks associated with futures contracts. Prices may not move as expected or a Fund may not be able to close out the contract when it desires to do so, resulting in losses. Futures are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. All futures contracts are exchange traded unless otherwise noted as OTC (“Over the Counter”).

The Funds had the following open futures contracts as of July 31, 2010:

Managers AMG FQ Global Alternatives Fund

The market value of assets pledged to cover margin requirements for the open futures positions at July 31, 2010 amounted to $41,090,962.

Type	Currency	Number of Contracts	Position	Type	Expiration Date	Unrealized Gain/(Loss)
Australian 10-Year Bond	AUD	4,026	Short	Exchange	9/15/2010	($2,459,551)
Australian SPI 200	AUD	51	Short	Exchange	9/16/2010	(134,213)
Canadian 10-Year Bond	CAD	3,775	Short	OTC	9/21/2010	(8,603,811)
S&P/ TSE 60 Index	CAD	107	Short	Exchange	9/16/2010	(182,257)
CAC40 10 Index	EUR	539	Long	Exchange	8/20/2010	29,266
Amsterdam Index	EUR	128	Long	Exchange	8/20/2010	(215,478)
DAX Index	EUR	97	Long	Exchange	9/17/2010	(54,831)
IBEX 35 Index	EUR	237	Long	Exchange	8/20/2010	725,312
Euro-Bund 10-Year	EUR	2,722	Long	OTC	9/8/2010	(503,560)
FTSE/MIB Index	EUR	223	Long	Exchange	9/17/2010	862,130
U.K. 10-Year Gilt	GBP	1,042	Short	Exchange	9/28/2010	(2,600,531)
U.K. 10-Year Gilt	GBP	1,374	Short	OTC	9/28/2010	(5,154,150)
FTSE 100 Index	GBP	295	Long	Exchange	9/17/2010	68,535
Hang Seng Index	HKD	112	Short	Exchange	8/30/2010	(71,521)
Japanese 10-Year Bond	JPY	1,523	Long	Exchange	9/8/2010	1,523,520
TOPIX Index	JPY	84	Long	Exchange	9/9/2010	389
S&P 500 Index	USD	1,389	Short	Exchange	9/17/2010	(2,061,085)
U.S. Treasury 10-Year Note	USD	3,633	Long	OTC	9/21/2010	12,060,157

Total						($6,771,679)

Managers AMG FQ Global Essentials Fund

The market value of assets pledged to cover margin requirements for the open futures positions at July 31, 2010 amounted to $8,998,074.

Type	Currency	Number of Contracts	Position	Expiration Date	Unrealized Gain/(Loss)
Australian Dollar 10 Year Bond	AUD	152	Long	9/15/10	$120,347
SPI 200	AUD	11	Long	9/16/10	(4,745)
Canadian Dollar 10 Year Bond	CAD	119	Long	9/21/10	210,677
S&P/ TSE 60 Index	CAD	8	Long	9/16/10	6,251
CAC40 10 Index	EUR	24	Long	8/20/10	2,953
Amsterdam Index	EUR	13	Long	8/20/10	(10,958)
DAX Index	EUR	5	Long	9/17/10	243
IBEX 35 Index	EUR	8	Long	8/20/10	26,436
Euro Bond	EUR	86	Long	9/8/10	44,100
FTSE/MIB Index	EUR	8	Long	9/17/10	36,794
U.K. 10-Year Gilt	GBP	78	Long	9/28/10	256,388
FTSE 100 Index	GBP	14	Long	9/17/10	8,890
Hang Seng Index	HKD	8	Long	8/30/10	5,725
Japanese Yen 10 Year Bond	JPY	85	Long	9/8/10	111,013
TOPIX Index	JPY	11	Long	9/9/10	(5,860)
S&P 500 Index	USD	20	Long	9/17/10	13,328
E-Mini MSCI Index	USD	98	Long	9/17/10	352,099
Russell 2000 Index	USD	74	Long	9/17/10	35,006
U.S. Dollar Long Bond	USD	115	Long	9/21/10	439,946

Total					$1,648,633

Managers AMG FQ U.S. Equity Fund

The market value of assets pledged to cover margin requirements for the open futures positions at July 31, 2010 amounted to $77,000.

Type	Currency	Number of Contracts	Position	Expiration Date	Unrealized Gain/(Loss)
S&P500 Index	USD	1	Long	09/17/10	$4,657

Managers PIMCO Bond Fund

The market value of assets pledged to cover margin requirements for the open futures positions at July 31, 2010 amounted to $3,702,095.

Type	Currency	Number of Contracts	Position	Expiration Date	Unrealized Gain/(Loss)
90-Day Eurodollar	USD	1,273	Long	12/14/10 - 09/19/11	$1,359,025
U.S. Treasury 2-Year Note	USD	142	Long	09/30/10	166,750
U.S. Treasury 5-Year Note	USD	327	Long	09/30/10	617,117
U.S. Treasury 10-Year Note	USD	1,308	Long	09/21/10	4,446,440

Total					$6,589,332

Currency Abbreviations

AUD: Australian Dollar

CAD: Canadian Dollar

EUR: Euro

GBP: British Pound

HKD: Hong Kong Dollar

JPY: Japanese Yen

USD: United States Dollar

(19) Interest Rate Caps and Floors, Swap Contracts and Options

A Fund may enter into over-the-counter transactions involving interest rate caps and floors, swap contracts, or purchased and written (sell) options to enter into such contracts, in order to manage interest rate risk.

In interest rate caps and floor agreements, one party agrees to make payments only when interest rates exceed a specified rate or “cap” or fall below a specified rate or “floor”, usually in return for payment of a fee by the other party. Interest rate caps and floors entitle the purchaser, to the extent that a specified index exceeds or falls below a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate caps or floors.

Swap contracts represent an agreement between counterparties to exchange cash flows based on the difference between two rates applied to a notional principal amount for a specified period. The most common type of interest rate swap involves the exchange of fixed-rate cash flows for variable-rate cash flows. Swaps do not involve the exchange of principal between the parties. Purchased options on swap contracts (“swaptions”) give the holder the right, but not the obligation, to enter into a swap contract with the counterparty which has written the option on a date, at an interest rate, and with a notional amount as specified in the swaption agreement. If the counterparty to the swap transaction defaults, the Fund will be limited to contractual remedies pursuant to the agreements governing the transaction. There is no assurance that swap or swaption contract counterparties will be able to meet their obligations under the contracts or that, in the event of default, the Fund will succeed in pursuing contractual remedies. The Fund may thus assume the risk that payments owed the Fund under a swap or swaption contract will be delayed, or not received at all. During the term of the swap agreement or swaption, unrealized gains or losses are recorded as a result of “marking to market.” When the swap agreement or swaption is terminated, the Fund will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. Accrued interest and interest paid are recognized as unrealized and realized gain (loss), respectively. In each of the contracts, the Fund pays a premium, to the counterparty, in return for the swaption. These swaptions may be exercised by entering into a swap contract with the counterparty only on the date specified in each contract. The Fund also sold credit protection through credit default swaps. Under the terms of the swaps, the seller of the credit protection receives a periodic payment amount (premium) from the buyer that is a fixed percentage amount applied to a notional principal amount. In return, the seller agrees to pay the buyer the notional amount and take delivery of a debt instrument of the reference issuer of the same notional par amount if the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap.

A written option contract is a contract in which the writer of the option grants the buyer of the option the right to purchase from (call option) or sell to (put option) the writer a designated instrument at a specified price within a specified period of time. Options written (sold) are recorded as liabilities. When an option expires, the premium (original option value) is realized as a gain if the option was written or as a loss if the option was purchased. When the exercise of an option results in a cash settlement, the difference between the premium and the settlement proceeds is recognized as realized gain or loss. When securities are acquired or delivered upon exercise of an option, the acquisition cost or sale proceeds are adjusted by the amount of the premium. When an option is closed, the difference between the premium and the cost to close the position is realized as a gain or loss.

The following swap contracts, interest rate floors and options were outstanding on July 31, 2010, for the Managers PIMCO Bond Fund:

Pay - Floating Rate Index	Receive - Fixed Rate	Counter- party	Maturity	Currency	Notional Amount	Net Premiums Paid/(Received)	Unrealized Gain/(Loss)
Interest Rate Swaps
28-Day MXN TIIE	7.33%	JPM	01/28/15	MXN	$34,000,000	($2,075)	$137,194
28-Day MXN TIIE	7.34%	BRC	01/28/15	MXN	52,000,000	(1,562)	209,874
3-Month AUD-BBR-BBSW	4.50%	DUB	06/15/11	AUD	27,000,000	4,960	(87,890)
3-Month USD-LIBOR-BBA	4.00%	RYL	06/16/17	EUR	18,100,000	1,038,616	1,004,719
3-Month USD-LIBOR-BBA	4.00%	RYL	12/15/20		12,500,000	658,496	397,216
3-Month USD-LIBOR-BBA	4.00%	DUB	12/15/10		1,300,000	60,104	49,690
3-Month USD-LIBOR-BBA	4.00%	RYL	12/15/17		2,500,000	125,488	110,642
3-Month USD-LIBOR-BBA	4.00%	JPM	12/15/17		2,900,000	136,653	137,258
6-Month AUD-BBR-BBSW	6.00%	UAG	09/15/12	AUD	15,300,000	—	274,367
6-Month France CPI Excl. Tobacco Index	2.10%	BRC	10/15/10	EUR	3,900,000	(7,803)	171,406
6-Month France CPI Excl. Tobacco Index	2.15%	UAG	10/15/10	EUR	1,000,000	—	44,524
6-Month EUR-EURIBOR-Reuters	2.00%	CS	09/15/15	EUR	5,100,000	(44,039)	(17,213)
1-Year BRL-CDI	10.58%	UAG	01/02/12	BRL	$6,700,000	($29,351)	($26,375)
1-Year BRL-CDI	10.60%	JPM	01/02/12	BRL	600,000	—	1,741
1-Year BRL-CDI	10.60%	BRC	01/02/12	BRL	900,000	—	2,611
1-Year BRL-CDI	10.61%	HUS	01/02/12	BRL	1,400,000	—	4,233
1-Year BRL-CDI	11.42%	UAG	01/02/12	BRL	27,800,000	(6,042)	115,603
1-Year BRL-CDI	11.98%	MLC	01/02/12	BRL	5,800,000	—	108,435
1-Year BRL-CDI	12.07%	UAG	01/02/13	BRL	4,900,000	10,370	25,202
1-Year BRL-CDI	12.17%	JPM	01/02/13	BRL	38,200,000	135,885	189,690
1-Year BRL-CDI	12.20%	JPM	01/02/14	BRL	8,100,000	(981)	69,623
1-Year BRL-CDI	12.25%	UAG	01/02/14	BRL	7,000,000	17,147	48,482
1-Year BRL-CDI	12.54%	UAG	01/02/12	BRL	3,400,000	(546)	93,002
1-Year BRL-CDI	12.54%	BRC	01/02/12	BRL	3,400,000	(546)	93,002
1-Year BRL-CDI	12.54%	MLC	01/02/12	BRL	7,300,000	(17,139)	215,648
1-Year BRL-CDI	14.77%	HUS	01/02/12	BRL	300,000	958	15,416
1-Year BRL-CDI	14.77%	MLC	01/02/12	BRL	1,200,000	2,466	63,028
1-Year BRL-CDI	12.08%	RYL	01/02/12	BRL	8,200,000	14,142	40,242
1-Year BRL-CDI	11.95%	RYL	01/02/13	BRL	5,800,000	6,347	1,087
1-Year BRL-CDI	12.07%	RYL	01/02/13	BRL	13,700,000	28,744	16,891
1-Year BRL-CDI	12.55%	RYL	01/02/13	BRL	3,700,000	17,185	17,833
1-Year BRL-CDI	11.76%	CS	01/02/12	BRL	8,200,000	37,152	34,210
1-Year BRL-CDI	12.48%	CS	01/02/13	BRL	64,200,000	116,263	399,579

Totals						$2,300,892	$3,960,970

Reference Entity	Receive - Fixed Rate	Counter- party	Maturity	Rating[2]	Notional Amount	Net Premiums Paid/(Received)	Unrealized Gain/(Loss)
Credit Default Swaps - Sell Protection[1]
American International Group, Inc.	5.00%	JPM	09/20/16	A-	$800,000	($59,533)	$139,695
Brazil Federative Republic Bond	1.52%	MSC	01/20/17	BBB-	3,000,000	—	47,665
Brazil Federative Republic Bond	1.95%	MSC	08/20/16	BBB-	3,500,000	—	170,854
Brazil Federative Republic Bond	1.00%	FBF	06/20/15	BBB-	2,200,000	(53,346)	41,168
CDX.EM.12 Index	5.00%	DUB	12/20/14	N/A	1,000,000	87,063	38,163
CDX.EM.13 Index	5.00%	CS	06/20/15	N/A	1,000,000	111,814	22,269
CDX.EM.13 Index	5.00%	DUB	06/20/15	N/A	6,500,000	787,099	84,441
CDX.EM.13 Index	5.00%	JPM	06/20/15	N/A	4,100,000	474,745	74,996
China Government	1.00%	RYL	06/20/15	A+	1,900,000	30,378	(8,693)
Citigroup Inc.	1.00%	BRC	03/20/11	A	200,000	(670)	963
Citigroup Inc.	1.00%	UAG	03/20/11	A	800,000	(2,529)	3,702
General Electric Capital Corp.	1.00%	BPS	09/20/10	AA+	5,600,000	(8,881)	12,299
General Electric Capital Corp.	1.00%	DUB	09/20/11	AA+	3,600,000	(32,012)	13,819
General Electric Capital Corp.	5.00%	JPM	09/20/11	AA+	2,000,000	49,790	40,256
General Electric Capital Corp.	1.00%	DUB	03/20/16	AA+	300,000	(17,376)	3,324
Japan Government	1.00%	DUB	03/20/15	AA	400,000	4,254	2,933
Japan Government	1.00%	JPM	03/20/15	AA	600,000	6,513	4,268
Mexico Government	1.00%	BRC	03/20/15	BBB	700,000	(14,258)	11,495
Mexico Government	1.00%	DUB	03/20/15	BBB	1,100,000	(22,865)	18,524
Panama Government	1.25%	JPM	01/20/17	BBB-	200,000	—	1,254
United Kingdom Gilt	1.00%	DUB	12/20/14	AAA	1,400,000	8,596	20,924
United Kingdom Gilt	1.00%	JPM	12/20/14	AAA	200,000	1,309	2,908
United Kingdom Gilt	1.00%	BPS	12/20/14	AAA	200,000	1,309	2,908
United Kingdom Gilt	1.00%	BPS	03/20/15	AAA	700,000	3,013	11,856
United Kingdom Gilt	1.00%	JPM	03/20/15	AAA	1,300,000	5,035	22,579
United Kingdom Gilt	1.00%	JPM	06/20/15	AAA	3,900,000	42,560	40,892

Totals						$1,402,008	$825,462

Description	Counter- party	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Unrealized Gain/(Loss)
Swaptions
3-Year Interest Rate Swap (Put)	JPM	3-Month USD-LIBOR	Receive	3.000%	06/18/12	$37,200,000	$35,814
3-Year Interest Rate Swap (Put)	RYL	3-Month USD-LIBOR	Receive	3.000%	06/18/12	27,400,000	52,692
3-Year Interest Rate Swap (Put)	DUB	3-Month USD-LIBOR	Receive	3.000%	06/18/12	14,000,000	24,204
5-Year Interest Rate Swap (Put)	DUB	3-Month USD-LIBOR	Receive	4.000%	12/01/10	$1,400,000	$9,201
5-Year Interest Rate Swap (Put)	JPM	3-Month USD-LIBOR	Receive	4.000%	12/01/10	86,600,000	554,192
5-Year Interest Rate Swap (Put)	JPM	3-Month USD-LIBOR	Receive	5.500%	08/31/10	28,000,000	302,146
5-Year Interest Rate Swap (Put)	RYL	3-Month USD-LIBOR	Receive	5.500%	08/31/10	29,000,000	251,575
5-Year Interest Rate Swap (Put)	RYL	3-Month USD-LIBOR	Receive	5.500%	08/31/10	45,000,000	401,625
5-Year Interest Rate Swap (Put)	RYL	3-Month USD-LIBOR	Receive	3.250%	07/16/12	3,700,000	13,590
7-Year Interest Rate Swap (Put)	JPM	3-Month USD-LIBOR	Receive	6.000%	08/18/10	7,500,000	61,256
7-Year Interest Rate Swap (Put)	RYL	3-Month USD-LIBOR	Receive	6.000%	08/31/10	11,600,000	91,836
7-Year Interest Rate Swap (Put)	DUB	3-Month USD-LIBOR	Receive	6.000%	08/31/10	2,900,000	22,732
10-Year Interest Rate Swap (Put)	DUB	3-Month USD-LIBOR	Receive	4.000%	06/13/11	7,400,000	16,776
10-Year Interest Rate Swap (Put)	RYL	3-Month USD-LIBOR	Receive	4.000%	06/13/11	4,200,000	11,556
10-Year Interest Rate Swap (Put)	JPM	3-Month USD-LIBOR	Receive	4.500%	08/31/10	18,600,000	57,660
10-Year Interest Rate Swap (Put)	DUB	3-Month USD-LIBOR	Receive	4.500%	08/31/10	1,900,000	7,980
10-Year Interest Rate Swap (Put)	RYL	3-Month USD-LIBOR	Receive	4.500%	08/31/10	21,500,000	115,800
10-Year Interest Rate Swap (Put)	DUB	3-Month USD-LIBOR	Receive	4.750%	08/31/10	8,200,000	91,020
10-Year Interest Rate Swap (Put)	JPM	3-Month USD-LIBOR	Receive	4.750%	08/31/10	13,700,000	59,253
10-Year Interest Rate Swap (Put)	FBF	3-Month USD-LIBOR	Receive	5.000%	10/29/10	21,600,000	157,579
10-Year Interest Rate Swap (Put)	DUB	3-Month USD-LIBOR	Receive	5.000%	01/24/11	13,400,000	135,366
10-Year Interest Rate Swap (Put)	RYL	3-Month USD-LIBOR	Receive	6.000%	08/31/10	4,000,000	28,900
10-Year Interest Rate Swap (Put)	JPM	3-Month USD-LIBOR	Receive	6.000%	08/31/10	1,000,000	8,000
10-Year Interest Rate Swap (Put)	DUB	3-Month USD-LIBOR	Receive	10.000%	07/10/12	78,800,000	542,454
10-Year Interest Rate Swap (Call)	JPM	3-Month USD-LIBOR	Receive	3.250%	08/31/10	32,300,000	(831,245)
10-Year Interest Rate Swap (Call)	DUB	3-Month USD-LIBOR	Receive	3.250%	08/31/10	8,200,000	(214,099)
10-Year Interest Rate Swap (Call)	FBF	3-Month USD-LIBOR	Receive	3.250%	08/31/10	2,900,000	(79,778)
10-Year Interest Rate Swap (Call)	FBF	3-Month USD-LIBOR	Receive	3.250%	10/29/10	21,600,000	(538,907)
10-Year Interest Rate Swap (Call)	DUB	3-Month USD-LIBOR	Receive	3.250%	01/24/11	13,400,000	(343,333)
10-Year Interest Rate Swap (Call)	RYL	3-Month USD-LIBOR	Receive	3.500%	08/31/10	21,500,000	(955,706)
10-Year Interest Rate Swap (Call)	DUB	3-Month USD-LIBOR	Receive	3.500%	08/31/10	1,900,000	(81,957)
10-Year Interest Rate Swap (Call)	FBF	3-Month USD-LIBOR	Receive	4.750%	08/31/10	2,900,000	29,000

Total							$37,183

Description	Counter- party	Strike Index	Expiration Date	Notional Amount	Unrealized Gain/(Loss)
Inflation Floors
Inflation Floor - OTC CPURNSA Index	DUB	$215.949	03/10/20	$11,400,000	($46,828)

Description	Exercise Price	Expiration Date	Number of Contracts	Unrealized Gain/(Loss)
Options on Exchange-Traded Futures
1-Year Euro-Dollar Mid-Curve Futures (Put)	$97.375	09/10/10	1,110	$337,162
10-Year U.S. Treasury Note Futures (Call)	122.000	08/27/10	19	(26,766)
10-Year U.S. Treasury Note Futures (Put)	114.000	09/10/10	116	63,023
10-Year U.S. Treasury Note Futures (Put)	117.000	09/10/10	19	16,577
10-Year U.S. Treasury Note Futures (Put)	120.000	09/10/10	48	13,364
10-Year U.S. Treasury Note Futures (Call)	120.000	09/10/10	96	(303,240)
10-Year U.S. Treasury Note Futures (Call)	124.500	09/10/10	25	(6,172)

Total				$93,948

[1]

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (a) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, or (b) pay a net settlement in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

[2]

The period end reference asset security ratings are included in the equivalent S&P rating category. The reference entity rating represents the likelihood of a potential credit event on the reference entity which would result in a related payment by the Fund.

Counterparty Abbreviations

BPS: BNP Paribas

BRC: Barclays Bank

CS: Credit Suisse

DUB: Deutsche Bank

FBF: First Broker Financial

HUS: HSBC Bank

JPM: JPMorgan

MLC: Merrill Lynch

MYC: Morgan Stanley

RYL: Royal Bank of Scotland

UAG: Union Bank of Switzerland

Currency Abbreviations

AUD: Australian Dollar

BRL: Brazilian Real

EUR: Euro

MXN: Mexican Peso

Item 2.	Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MANAGERS TRUST I

By:	/s/ JOHN H. STREUR
John H. Streur, President

Date: September 29, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ JOHN H. STREUR
John H. Streur, President

Date: September 29, 2010

By:	/s/ DONALD S. RUMERY
Donald S. Rumery, Chief Financial Officer

Date: September 29, 2010